As filed with the U.S. Securities and Exchange Commission on March 13, 2026

Securities Act File No. [ ]

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 

Pre-Effective Amendment No.

Post-Effective Amendment No.

VOYA EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Joanne F. Osberg, Esq.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on April 22, 2026, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the

Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class R, Class I, Class R6, and Class A shares of beneficial interest in the series of the registrant designated as Voya MidCap Opportunities Fund.

VY® BARON GROWTH PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-262-3862
April 22, 2026

Dear Shareholder:
On behalf of the Board of Directors (the “Board”) of VY® Baron Growth Portfolio (“Baron Growth Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Baron Growth Portfolio. The Special Meeting is scheduled for 1:00 p.m. (MST) on July 2, 2026. The Special Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Special Meeting online by visiting https://www.viewproxy.com/voyabaron/broadridgevsm/ where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your proxy ballot. Please see the “How do I attend the virtual Special Meeting?” section of the proxy statement for more details regarding the logistics of the virtual format of the Special Meeting. You will not be able to attend the meeting physically. At the Special Meeting, shareholders of Baron Growth Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of Baron Growth Portfolio with and into Voya MidCap Opportunities Fund (“MidCap Opps Fund,” and together with Baron Growth Portfolio, the “Funds”). The Funds are members of the Voya family of funds.
Shares of Baron Growth Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction, by your insurance company through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy (“Separate Accounts”). Shares of Baron Growth Portfolio are not offered directly to the public. Purchase and sale of shares of Baron Growth Portfolio may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, and certain other accounts. MidCap Opps Fund is offered directly to the public and eligibility to invest in MidCap Opps Fund is not restricted in the same manner as Baron Growth Portfolio. As a result, MidCap Opps Fund may not be appropriate for certain shareholders investing through Separate Accounts. Investors through Qualified Plans are permitted to invest in MidCap Opps Fund. If the Reorganization is approved by shareholders of Baron Growth Portfolio, the Separate Account in which you have an interest or the Qualified Plan in which you are a participant will own shares of MidCap Opps Fund instead of shares of Baron Growth Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the Separate Account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks long-term capital appreciation.
Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.
Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than July 1, 2026.
We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,

Christian G. Wilson
President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
VY® BARON GROWTH PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-262-3862
Scheduled for July 2, 2026 at 1:00 p.m. (MST)

To the Shareholders:
NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® Baron Growth Portfolio (“Baron Growth Portfolio”) is scheduled for 1:00 p.m. (MST) on July 2, 2026. The Special Meeting will be held in a virtual meeting format only. You can attend and participate in the Special Meeting by registering online at https://www.viewproxy.com/voyabaron/broadridgevsm/ where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your Proxy Ballot. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new unique control number through your bank/broker in order to register to attend the meeting. See the “How do I attend the virtual Special Meeting?” section of the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) for more details regarding the logistics of the Special Meeting, including the ability to submit questions, and technical details and support related to accessing the virtual platform for the Special Meeting. You will not be able to attend the meeting physically.
At the Special Meeting, Baron Growth Portfolio’s shareholders will be asked:
1.
To approve an Agreement and Plan of Reorganization by and between Voya Partners, Inc., on behalf of its series, Baron Growth Portfolio, and Voya Equity Trust, on behalf of its series, Voya MidCap Opportunities Fund (“MidCap Opps Fund”), providing for the reorganization of Baron Growth Portfolio with and into MidCap Opps Fund (the “Reorganization”); and
2.
To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.
Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the Reorganization to be placed before the Special Meeting.
The Board of Directors of Baron Growth Portfolio recommends that you vote “FOR” the Reorganization.
Shareholders of record as of the close of business on April 6, 2026 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by July 1, 2026 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to Baron Growth Portfolio or by voting in person (virtually) at the Special Meeting.
By Order of the Board of Directors

Joanne F. Osberg
Secretary

April 22, 2026

PROXY STATEMENT/PROSPECTUS
April 22, 2026

Special Meeting of Shareholders
of VY® Baron Growth Portfolio
Scheduled for July 2, 2026 at 1:00 p.m. (MST)

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
VY® Baron Growth Portfolio	Voya MidCap Opportunities Fund
(A series of Voya Partners, Inc.)	(A series of Voya Equity Trust)
7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
1-800-262-3862	1-800-992-0180
(each an open-end management investment company)
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to be Held on July 2, 2026
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya
The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in Voya MidCap Opportunities Fund. Please read it carefully and keep it for future reference.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about VY® Baron Growth Portfolio (“Baron Growth Portfolio”) and Voya MidCap Opportunities Fund (“MidCap Opps Fund,” and together with Baron Growth Portfolio, the “Funds”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	1-800-262-3862 (Voya Partners, Inc.) 1-800-992-0180 (Voya Equity Trust)
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	https://individuals.voya.com/literature
The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into this Proxy Statement/Prospectus:
1.
The Statement of Additional Information dated April 22, 2026 relating to this Proxy Statement/Prospectus (File No. 333-[ ]);
2.
The Prospectus and Statement of Additional Information dated May 1, 2025, as supplemented, for Baron Growth Portfolio (File No. 811-08319);
3.
The Prospectus and Statement of Additional Information dated September 30, 2025, as supplemented, for MidCap Opps Fund (File No. 811-08817);
4.
The audited annual financial statements and other information filed on Form N-CSR which covers the period ended December 31, 2025 for Baron Growth Portfolio (File No. 811-08319);
5.
The audited annual financial statements and other information filed on Form N-CSR which covers the period ended May 31, 2025 for MidCap Opps Fund (File No. 811-08817); and
6.
The unaudited financial statements and other information filed on Form N-CSRS which covers the sixth-month period ended November 30, 2025 for MidCap Opps Fund (File No. 811-08817).
The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder (the “1940 Act”), and in accordance therewith, file reports and other information including proxy materials with the SEC. Proxy material, reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

INTRODUCTION
What is happening?
On November 13, 2025, the Boards of Directors (the “Board”) of VY® Baron Growth Portfolio (“Baron Growth Portfolio”) and Voya MidCap Opportunities Fund (“MidCap Opps Fund,” and together with Baron Growth Portfolio, the “Funds”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Baron Growth Portfolio with and into MidCap Opps Fund (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of Baron Growth Portfolio, and if approved, is expected to be effective on July 17, 2026, or such other date as the parties may agree (the “Closing Date”).
Baron Growth Portfolio is not offered directly to the public. Purchase and sale of shares of Baron Growth Portfolio may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, as defined below, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. MidCap Opps Fund is offered directly to the public and eligibility to invest in MidCap Opps Fund is not restricted in the same manner as Baron Growth Portfolio. As a result, MidCap Opps Fund may not be appropriate for certain shareholders investing under Variable Contracts. Additional information is provided below.
Why did you send me this booklet?
Shares of Baron Growth Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).
This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a proxy ballot (the “Proxy Ballot”) for Baron Growth Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.
The Separate Accounts and Qualified Plans or their trustees, as record owners of Baron Growth Portfolio shares are, in most cases, the “shareholders” of record of Baron Growth Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the shareholder of record (e.g., the Separate Accounts or Qualified Plans) but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.
Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of MidCap Opps Fund, this Proxy Statement/Prospectus also serves as a prospectus for MidCap Opps Fund. MidCap Opps Fund is an open-end management investment company that seeks long-term capital appreciation, as described more fully below.
MidCap Opps Fund is not operated as a variable portfolio and may not be appropriate for certain Variable Contract Holders. Please contact your insurance company for more information about how the Reorganization will impact your Variable Contract and for other investment options.
Who is eligible to vote?
Shareholders of record holding an investment in shares of Baron Growth Portfolio as of the close of business on April 6, 2026 (the “Record Date”) are eligible to vote at the special meeting of shareholders (the “Special Meeting”) or any adjournments or postponements thereof. Should shareholders require additional information regarding the Special Meeting, they may contact Broadridge Financial Solutions, Inc. (the “Solicitor”) toll-free at 888-336-5196. (See “General Information about the Proxy Statement/Prospectus” for more information on the Solicitor.)
How do I vote?
You may submit your Proxy Ballot in one of four ways:
•
By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. To the extent shares are held jointly, both joint owners must sign the Proxy Ballot.
•
At the Special Meeting Over the Internet. The Special Meeting will be held entirely online. Shareholders of record as of April 6, 2026, will be able to attend and participate in the Special Meeting by registering online at https://www.viewproxy.com/voyabaron/broadridgevsm/. Even if you plan to attend the Special Meeting online, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the “How do I attend the virtual Special Meeting?” section below for more details regarding the logistics of the virtual format of the Special Meeting.
1

If you do not plan to attend the Special Meeting, to be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m. (MST) on July 1, 2026.
How do I attend the virtual Special Meeting?
There is no physical location for the Special Meeting. In order to attend the virtual Special Meeting, please visit https://www.viewproxy.com/voyabaron/broadridgevsm/ and follow the instructions as outlined on the website.
Shareholders whose shares are registered directly with Baron Growth Portfolio in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s Proxy Ballot to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than July 1, 2026. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/voyabaron/broadridgevsm/ to submit their name and newly issued control number in order to register to participate in and vote at the Special Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Special Meeting, and (ii) an email with a password to enter at the event link to access the Special Meeting. Shareholders may vote before or during the Special Meeting at www.proxyvote.com. Only shareholders of Baron Growth Portfolio present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Special Meeting.
The virtual meeting platform is fully supported across browsers (Microsoft Edge, Firefox, Chrome, and Safari) and devices (desktops, laptops, tablets, and cell phones) running the most updated version of applicable software and plugins. Shareholders should ensure that they have a strong Wi-Fi connection wherever they intend to participate in the Special Meeting. Shareholders should also give themselves plenty of time to log in and ensure that they can hear audio prior to the start of the Special Meeting.
Access to the audio webcast of the Special Meeting. The live audio webcast of the meeting will begin promptly at 1:00 p.m. (MST) on July 2, 2026. Online access to the audio webcast will open approximately thirty minutes prior to the start of the meeting to allow time for you to log in and test the computer audio system. We encourage shareholders to access the meeting prior to the start time.
Log in Instructions. To attend the Special Meeting, Shareholders must register at https://www.viewproxy.com/voyabaron/broadridgevsm/.
Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new control number.
When will the Special Meeting be held?
The Special Meeting is scheduled to be held virtually online on July 2, 2026, at 1:00 p.m. (MST).
2

SUMMARY OF THE PROPOSED REORGANIZATION
You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about MidCap Opps Fund, please consult Appendix B.
At a meeting of the Board on November 13, 2025, the Board approved the Reorganization Agreement. In connection with the Board’s approval of the Reorganization Agreement, the Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratios of MidCap Opps Fund following the Reorganization. Subject to approval by shareholders of Baron Growth Portfolio, the Reorganization Agreement provides for:
•
the transfer of all of the assets of Baron Growth Portfolio to MidCap Opps Fund in exchange for shares of beneficial interest of MidCap Opps Fund and the assumption by MidCap Opps Fund of all the liabilities of Baron Growth Portfolio;
•
the distribution of shares of MidCap Opps Fund to the shareholders of Baron Growth Portfolio; and
•
the complete liquidation of Baron Growth Portfolio.
In considering whether to approve the Reorganization, you should note that:
•
The Funds have substantially the same investment objectives. The investment objective of Baron Growth Portfolio is to seek capital appreciation. The investment objective of MidCap Opps Fund is to seek long-term capital appreciation.
•
Both Funds offer targeted exposure to growth-oriented segments of the market. Baron Growth Portfolio has a more concentrated portfolio and focuses on small-capitalization companies, leading to a smaller weighted average market capitalization than MidCap Opps Fund. MidCap Opps Fund invests at least 80% of its assets in investments tied to mid-capitalization companies.
•
Shareholders of Baron Growth Portfolio are expected to, in the view of the Investment Adviser (as defined below), benefit from the opportunity for improved performance and will experience lower contractual management fees and net expense ratios as a result of the Reorganization.
•
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”) serves as the investment adviser to each Fund. BAMCO, Inc. serves as the sub-adviser to Baron Growth Portfolio. Voya Investment Management Co. LLC (“Voya IM”) serves as the sub-adviser to MidCap Opps Fund.
•
Each Fund is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•
The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Funds. In addition, the Reorganization will not affect how shareholders purchase, sell, or exchange their shares. While shareholder's rights to purchase, sell, or exchange shares of the Funds are not impacted by the Reorganization, MidCap Opps Fund is not operated as a variable portfolio and may not be appropriate for certain Variable Contract Holders.
•
The costs of the Reorganization: (i) are estimated to be $567,300, and (ii) are anticipated to be borne by the Investment Adviser (or an affiliate), as a result of expense subsidies and/or reimbursements currently in place for Baron Growth Portfolio. In addition, the Investment Adviser expects to use a transition manager to assist in aligning the holdings of Baron Growth Portfolio with the holdings of MidCap Opps Fund prior to the Closing Date. The Investment Adviser has estimated that there will be approximately $54,500 in explicit portfolio transition costs associated with the Reorganization and that such costs would be borne by Baron Growth Portfolio. The Investment Adviser will assume all costs related to the Reorganization if the Reorganization is not consummated.
•
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Baron Growth Portfolio nor its shareholders, nor MidCap Opps Fund nor its shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization.
If shareholders approve the Reorganization, each owner of Class ADV, Class I, Class R6, Class S, and Class S2 shares of Baron Growth Portfolio would become a shareholder of the share class of MidCap Opps Fund listed in the below table. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Baron Growth Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of MidCap Opps Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of Baron Growth Portfolio held by that shareholder as of the close of business on the Closing Date.
Baron Growth Portfolio (Disappearing Share Class)	MidCap Opps Fund (Surviving Share Class)
ADV	R
I	I
R6	R6
S	A
S2	A
3

APPROVAL OF THE REORGANIZATION
What is the proposed Reorganization?
Shareholders of Baron Growth Portfolio are being asked to approve the Reorganization Agreement, providing for the reorganization of Baron Growth Portfolio with and into MidCap Opps Fund. If the Reorganization Agreement is approved, shareholders of Baron Growth Portfolio will become shareholders of MidCap Opps Fund as of the Closing.
Why is the Reorganization being proposed?
The Investment Adviser proposed the Reorganization to address the underperformance of Baron Growth Portfolio and to reduce the complexity of the Voya funds platform. Consequently, at the November 13, 2025 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganization of Baron Growth Portfolio with and into MidCap Opps Fund. In support of its proposal, the Investment Adviser noted that, in its view, following the Reorganization, the shareholders of Baron Growth Portfolio would have the potential to benefit from a product better poised to achieve and maintain scale over the long term. Additionally, the Investment Adviser noted that, the Reorganization would provide shareholders of Baron Growth Portfolio with an immediate benefit through a lower contractual management fee and lower net expense ratios, and would provide shareholders of Baron Growth Portfolio with the opportunity for improved performance.
How do the Investment Objectives compare?
Each Fund’s investment objective is described in the chart below.
	Baron Growth Portfolio	MidCap Opps Fund
Investment Objective	The Portfolio seeks capital appreciation.	The Fund seeks long-term capital appreciation.
Each Fund’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Fund will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.
How do the Annual Fund Operating Expenses compare?
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Funds. Pro forma fees and expenses, which are the estimated fees and expenses of MidCap Opps Fund after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2025 for Baron Growth Portfolio, and May 31, 2025 for MidCap Opps Fund.
Baron Growth Portfolio shareholders may pay other fees and expenses such as fees and expenses imposed under their Variable Contract or Qualified Plan, which are not reflected in the tables and examples below. If these fees or expenses were included in the table, Baron Growth Portfolio’s expenses would be higher. For more information on these charges, Baron Growth Portfolio shareholders should refer to the documents governing their Variable Contract or Qualified Plan or consult their plan administrator.
MidCap Opps Fund shareholders may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. MidCap Opps Fund shareholders may qualify for sales charge discounts if they or their family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from MidCap Opps Fund shareholders’ financial intermediary and in the discussion in the Sales Charges section of MidCap Opps Fund’s Prospectus, in Appendix A to MidCap Opps Fund’s Prospectus, or the Purchase, Exchange, and Redemption of Shares section of MidCap Opps Fund’s Statement of Additional Information.
As shown in the table below, shareholders of Baron Growth Portfolio will experience a decrease in the contractual management fee rate and a decrease in the net annual operating expenses following the Reorganization.
Shareholders of MidCap Opps Fund are subject to the sales charges (load) as indicated in the table below. Class S and Class S2 shareholders of Baron Growth Portfolio who receive Class A shares of MidCap Opps Fund in connection with the Reorganization will not be subject to the different shareholder eligibility requirements for Class A shares of MidCap Opps Fund. Additionally, the contingent deferred sales charge (“CDSC”) assessed on certain redemptions of Class A shares will be waived for former Class S and Class S2 shareholders on future redemptions.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
R	None	None
R6	None	None
1.
A CDSC of 1.00% is assessed on certain redemptions of Class A shares of MidCap Opps Fund made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

4

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

		Baron Growth Portfolio[1]	MidCap Opps Fund[2]	MidCap Opps Fund Pro Forma Combined[2]
Class ADV[3]
Management Fees	%	0.95	N/A	N/A
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	N/A	N/A
Other Expenses	%	0.29	N/A	N/A
Total Annual Fund Operating Expenses	%	1.74	N/A	N/A
Waivers, Reimbursements and Recoupments	%	(0.24)[4]	N/A	N/A
Total Annual Fund Operating Expenses After Waivers, Reimbursements and Recoupments	%	1.50	N/A	N/A
Class A
Management Fees	%	N/A	0.84	0.81
Distribution and/or Shareholder Services (12b-1) Fees	%	N/A	0.25	0.25
Other Expenses	%	N/A	0.10	0.10[6]
Total Annual Fund Operating Expenses	%	N/A	1.19	1.16
Waivers, Reimbursements and Recoupments	%	N/A	None[5]	None[7]
Total Annual Fund Operating Expenses After Waivers, Reimbursements and Recoupments	%	N/A	1.19	1.16
Class I
Management Fees	%	0.95	0.84	0.81
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.29	0.12	0.12[6]
Total Annual Fund Operating Expenses	%	1.24	0.96	0.93
Waivers, Reimbursements and Recoupments	%	(0.24)[4]	(0.07)[5]	None[7]
Total Annual Fund Operating Expenses After Waivers, Reimbursements and Recoupments	%	1.00	0.89	0.93
Class R
Management Fees	%	N/A	0.84	0.81
Distribution and/or Shareholder Services (12b-1) Fees	%	N/A	0.50	0.50
Other Expenses	%	N/A	0.10	0.10[6]
Total Annual Fund Operating Expenses	%	N/A	1.44	1.41
Waivers, Reimbursements and Recoupments	%	N/A	None[5]	None[7]
Total Annual Fund Operating Expenses After Waivers, Reimbursements and Recoupments	%	N/A	1.44	1.41
Class R6
Management Fees	%	0.95	0.84	0.81
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.04	0.03	0.03[6]
Total Annual Fund Operating Expenses	%	0.99	0.87	0.84
Waivers, Reimbursements and Recoupments	%	None[4]	(0.04)[5]	(0.01)[7]
Total Annual Fund Operating Expenses After Waivers, Reimbursements and Recoupments	%	0.99	0.83	0.83
Class S8
Management Fees	%	0.95	N/A	N/A
5

		Baron Growth Portfolio[1]	MidCap Opps Fund[2]	MidCap Opps Fund Pro Forma Combined[2]
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	N/A	N/A
Other Expenses	%	0.29	N/A	N/A
Total Annual Fund Operating Expenses	%	1.49	N/A	N/A
Waivers, Reimbursements and Recoupments	%	(0.24)[4]	N/A	N/A
Total Annual Fund Operating Expenses After Waivers, Reimbursements and Recoupments	%	1.25	N/A	N/A
Class S2[8]
Management Fees	%	0.95	N/A	N/A
Distribution and/or Shareholder Services (12b-1) Fees	%	0.40	N/A	N/A
Other Expenses	%	0.29	N/A	N/A
Total Annual Fund Operating Expenses	%	1.64	N/A	N/A
Waivers, Reimbursements and Recoupments	%	(0.24)[4]	N/A	N/A
Total Annual Fund Operating Expenses After Waivers, Reimbursements and Recoupments	%	1.40	N/A	N/A

Other Expenses do not include one-time expenses related to the Reorganization.

Expense information has been restated to reflect current contractual rates.

Class ADV shareholders of Baron Growth Portfolio would receive Class R shares of MidCap Opps Fund in the Reorganization.

The Investment Adviser is contractually obligated to limit expenses to 1.49%, 0.99%, 0.99%, 1.24%, and 1.39% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, fees, leverage expenses, extraordinary expenses, such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent directors. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Portfolio's Board. The Expense Limitation Agreement shall terminate with respect to the Portfolio upon termination of the Portfolio's advisory agreement with the Investment Adviser, or it may be terminated by Voya Partners, Inc., without payment of any penalty, upon written notice the Investment Adviser at its principal place of business.

The Investment Adviser is contractually obligated to limit expenses to 1.22%, 0.89%, 1.47%, and 0.83% for Class A, Class I, Class R, and Class R6 shares, respectively, through October 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, fees, leverage expenses, extraordinary expenses, such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Equity Trust, without payment of any penalty, upon written notice the Investment Adviser at its principal place of business.
6
Other Expenses are based on estimated amounts for the current fiscal year.
7
The Investment Adviser would be contractually obligated to limit expenses to 1.22%, 0.89%, 1.47%, and 0.83% for Class A, Class I, Class R, and Class R6 shares, respectively, through October 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, fees, leverage expenses, extraordinary expenses, such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Equity Trust, without payment of any penalty, upon written notice the Investment Adviser at its principal place of business.
8
Class S and Class S2 shareholders of Baron Growth Portfolio would receive Class A shares of MidCap Opps Fund in the Reorganization.
Expense Examples
These Examples are intended to help you compare the cost of investing in shares of a Fund with the costs of investing in other mutual funds. For Baron Growth Portfolio, the Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in a Fund for the time periods indicated. For MidCap Opps Fund, the Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the relevant Fund’s operating expenses remain the same. The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Baron Growth Portfolio				MidCap Opps Fund				MidCap Opps Fund Pro Forma Combined
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV[1]		$153	500	898	2,011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	$	N/A	N/A	N/A	N/A	689	931	1,192	1,935	686	922	1,177	1,903

		Baron Growth Portfolio				MidCap Opps Fund				MidCap Opps Fund Pro Forma Combined
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I		$102	345	634	1,456	91	292	517	1,165	95	296	515	1,143
Class R	$	N/A	N/A	N/A	N/A	147	456	787	1,724	144	446	771	1,691
Class R6		$101	315	547	1,213	85	269	474	1,065	85	266	464	1,035
Class S2		$127	423	766	1,737	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class S2[2]		$143	469	845	1,902	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1
Class ADV shareholders of Baron Growth Portfolio would receive Class R shares of MidCap Opps Fund in the Reorganization.
2
Class S and Class S2 shareholders of Baron Growth Portfolio would receive Class A shares of MidCap Opps Fund in the Reorganization.
The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance.
During the most recent fiscal year ended December 31, 2025, Baron Growth Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
During the most recent fiscal year ended May 31, 2025, MidCap Opps Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
How do the Principal Investment Strategies compare?
Each Fund’s principal investment strategies are described in more detail in the table below. Both Fund’s offer targeted exposure to growth-oriented segments of the market. Baron Growth Portfolio focuses on small-capitalization companies, leading to a smaller weighted average market capitalization than MidCap Opps Fund, and can invest up to 20% in non-U.S. securities. MidCap Opps Fund invests at least 80% of its assets in investments tied to mid-capitalization companies. MidCap Opps Fund may invest in derivative instruments to maintain equity market exposure on its cash balance, while Baron Growth Portfolio does not generally have exposure to derivative instruments.
	Baron Growth Portfolio	MidCap Opps Fund
Principal Investment Strategies
The Portfolio is a diversified fund that, under normal
circumstances, invests primarily in equity securities of
U.S. small-sized growth companies. For this Portfolio,
the sub-adviser (the “Sub-Adviser”) defines small
capitalization companies as those, at the time of purchase,
with market capitalizations up to the largest market cap
stock in the Russell 2000® Growth Index at reconstitution,
or companies with market capitalizations up to $2.5 billion, whichever is larger. The Portfolio will not sell positions
just because their market values have increased. Because
of its long-term approach, the Portfolio could have a
significant percentage of its assets invested in securities
that have appreciated beyond their market capitalizations
at the time of the Portfolio’s investment.

The Portfolio may invest up to 20% of its assets in foreign
(non-U.S.) securities, including American Depositary
Receipts. Depositary receipts are receipts issued by a
bank or a trust company reflecting ownership of underlying
securities issued by foreign (non-U.S.) companies. The
Portfolio may invest in real estate-related securities,
including real estate investment trusts (“REITs”).

The Portfolio may invest in other investment companies,
including exchange-traded funds (“ETFs”), to the extent
permitted under the Investment Company Act of 1940,
as amended, and the rules and regulations thereunder,
and under the terms of applicable no-action relief or
exemptive orders granted thereunder.

Under normal circumstances, the Fund invests at least
80% of its net assets (plus the amount of any borrowings
for investment purposes) in investments tied to
mid-capitalization companies. For purposes of this 80%
policy, mid-capitalization companies means companies
with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Growth
Index (the “Index”).

The Fund normally invests in companies that the
sub-adviser (the “Sub-Adviser”) believes have above average
prospects for growth. The market capitalization of
companies within the Index will change with market
conditions. As of June 30, 2025, the market capitalization
of companies within the Index ranged from $1.7 billion
to $89.3 billion.

In managing the Fund, the Sub-Adviser uses a stock
selection process that combines quantitative screens
with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to
identify the stocks of companies that exhibit strong
business momentum and relative price strength, and
which have a perceived value by the Sub-Adviser that is
not reflected in the current price. The fundamental security analysis is intended to confirm the persistence of the
company’s revenue and earnings growth and validate
the Sub-Adviser’s expectations for earnings estimate
revisions, particularly relative to consensus estimates.
A determination of reasonable valuation for individual

Baron Growth Portfolio	MidCap Opps Fund

The Sub-Adviser seeks to invest in businesses it believes
have significant opportunities for growth, sustainable
competitive advantages, strong, exceptional management,
and an attractive valuation. The Portfolio purchases stocks
that the Sub-Adviser believes are undervalued relative
to their businesses’ long-term growth prospects, future
cash flows and asset values. The Sub-Adviser seeks to
invest in businesses before their long-term growth
prospects are appreciated by other investors. The Portfolio
may make significant investments in companies in which
the Sub-Adviser has great conviction.

The Sub-Adviser may sell assets for a variety of reasons,
including in response to a change in the Sub-Adviser’s
original investment considerations, to limit losses, to
adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

The Portfolio may lend portfolio securities on a short-term
or long-term basis, up to 33 1∕3% of its total assets.

securities is based on the judgment of the Sub-Adviser.

The Fund may also invest in derivative instruments, which
include, but are not limited to, futures or index futures
that have a similar profile to the Index. The Fund typically uses derivative instruments to maintain equity market
exposure on its cash balance. The Fund may also invest
in foreign (non-U.S.) securities.

The Fund may invest in real estate-related securities,
including real estate investment trusts (“REITs”).

The Fund may invest in other investment companies,
including exchange-traded funds (“ETFs”), to the extent
permitted under the Investment Company Act of 1940,
as amended, and the rules and regulations thereunder,
and under the terms of applicable no-action relief or
exemptive orders granted thereunder.

In evaluating investments for the Fund, the Sub-Adviser
takes into account a wide variety of factors and
considerations to determine whether any or all of those
factors or considerations might have a material effect
on the value, risks, or prospects of a company. Among
the factors considered, the Sub-Adviser expects typically
to take into account environmental, social, and governance
(“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its
proprietary empirical research and on third-party evaluations of a company’s ESG standing. ESG factors will be only
one of many considerations in the Sub-Adviser’s evaluation
of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of
the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets
into opportunities believed to be more promising.

The Fund may lend portfolio securities on a short-term
or long-term basis, up to 33 1∕3% of its total assets.

How do the Principal Risks compare?
The following table summarizes and compares the principal risks of investing in the Funds. You could lose money on an investment in the Funds. Any of the following risks, among others, could affect Fund performance or cause a Fund to lose money or to underperform market averages of other funds. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. As reflected in the table below, the Funds have many of the same principal risks.
Principal Risks	Baron Growth Portfolio	MidCap Opps Fund
Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
	✔	✔
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.)
currencies or in securities denominated in, or that trade in, foreign (non-U.S.)
currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S.
dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
	✔	✔

Principal Risks	Baron Growth Portfolio	MidCap Opps Fund
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
✔
Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The
Sub-Adviser’s assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Fund will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
✔
Foreign (Non-U.S.) Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets;
differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
	✔	✔
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
	✔	✔
Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interaction among such factors, including changes in how such factors interact, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund. Funds that are actively managed, in whole or in part, according to a quantitative investment model (including models that utilize forms of artificial intelligence, such as machine learning) can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Technical issues in the design, development, implementation, application, and maintenance of the models
(e.g., stale or inaccurate data, human error, programming or other software issues, coding errors, and technology failures) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
✔

Principal Risks	Baron Growth Portfolio	MidCap Opps Fund
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars. In addition, markets or securities may become illiquid quickly.
	✔	✔
Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.
	✔	✔
Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States.
Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world.
The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the
Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, the prolonged conflict between Hamas and
Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of
U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.)
economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As
AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
	✔	✔

Principal Risks	Baron Growth Portfolio	MidCap Opps Fund
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets, and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
✔
Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value.
You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fundis typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an
ETF’s shares, which could cause a material decline in the ETF’s net asset value.
	✔	✔
Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
	✔	✔
Securities Lending: Securities lending involves two primary risks: “investment risk” and
“borrower default risk.” When lending securities, the Fund will receive cash or U.S.
government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the
Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
	✔	✔
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of small-capitalization companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volumes typically seen on national securities exchanges.
✔
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
✔

How do the Fundamental Policies of the Funds compare?
The following chart compares the fundamental policies of Baron Growth Portfolio and MidCap Opps Fund. Each Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a “majority” of the Fund’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Fund’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities.
Baron Growth Portfolio	MidCap Opps Fund
Concentration:
The Portfolio may not purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
Concentration: The Fund may not invest more than 25% of its assets in any one industry or related group of industries.
Diversification:
The Portfolio may not with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result: (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer; or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This 75% limitation shall not apply to securities issued by other investment companies.

Diversification:
The Fund may not with respect to 75% of the Fund’s assets,
purchase a security (other than U.S. government obligations) if as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer.The Fund may not purchase a security if as a result, more than 10% of any class of securities or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund.

Making Loans:
The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

Making Loans:
The Fund may not make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33 and 1/3% of net assets at the time the loan is made, to brokers or dealers, or other financial institutions not affiliated with the Fund or Voya, subject to conditions established by Voya), and may purchase or hold
participations in loans, in accordance with the investment
objectives and policies of the Fund, as described in the current
Prospectuses and Statement of Additional Information (“SAI”) of
the Fund.

Issuing Senior Securities:
The Portfolio may not issue any senior security (as defined in the
1940 Act), except that: (a) the Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the
1940 Act or an exemptive order; (b) the Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable
regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, the Portfolio may borrow money as authorized by the 1940 Act.
Issuing Senior Securities: See “Borrowing” below.
Purchasing or Selling Real Estate:
The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Purchasing or Selling Real Estate:
The Fund may not purchase or sell real property, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including REITs).

Purchasing or Selling Commodities:
The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments
(but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
Purchasing or Selling Commodities: The Fund may not deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund.

Baron Growth Portfolio	MidCap Opps Fund
Borrowing:
The Portfolio may not borrow money, except that: (a) the Portfolio may enter reverse repurchase agreements, provided (except as set forth below) that the total amount of any such borrowing does not exceed 33 1/3% of the Portfolio’s total assets; and (b) the
Portfolio may borrow money in an amount not to exceed 33 1/3%
of the value of its total assets at the time the loan is made. The
Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency
purposes.

Borrowing:
The Fund may not borrow money, issue senior securities, or pledge, mortgage, or hypothecate its assets, except that it may: (a) borrow from banks up to 10% of its net assets for temporary purposes but only if immediately after such borrowing there is asset coverage of
300%; and (b) enter into transactions in options, futures and options on futures, and other transactions not deemed to involve the issuance of senior securities.The Fund may not borrow money in excess of 10% of its net assets for temporary purposes.

Underwriting Securities:
The Portfolio may not underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities.
Underwriting Securities: The Fund may not underwrite the securities of others.
Purchasing Securities on Margin:
The Portfolio may not purchase securities on margin except for short-term credits necessary for clearance of portfolio
transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

Purchasing Securities on Margin:
The Fund may not purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin).

Short Sales of Securities: Not applicable.	Short Sales of Securities: The Fund may not sell short, except that the Fund may enter into short sales against the box.
How do the purchase, exchange, and redemption policies of the Funds compare?
Baron Growth Portfolio
Baron Growth Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of Baron Growth Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations.
MidCap Opps Fund may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to Baron Growth Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on Baron Growth Portfolio’s behalf.
MidCap Opps Fund
Investors may invest in MidCap Opps Fund through a financial intermediary, by mail or by wire. Investors may redeem their shares in MidCap Opps Fund by contacting their financial intermediary, by mail or by telephone. In addition, MidCap Opps Fund offers a systematic withdrawal plan with respect to Class A shares and Class I shares.
MidCap Opps Fund has different minimum initial investment requirements and shareholder eligibility requirements than Baron Growth Portfolio. Shareholders of Baron Growth Portfolio who receive shares of MidCap Opps Fund in connection with the Reorganization will not be subject to the higher minimum investment amounts or the different shareholder eligibility requirements of MidCap Opps Fund.
For more information on the purchase, exchange, and redemption policies of MidCap Opps Fund, please see Appendix B.
How does the performance of the Funds compare?
The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in each Fund’s performance from year to year, and the table compares each Fund’s performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Fund for the same period. In 2024, in accordance with changes to regulatory disclosure requirements, the Investment Adviser changed Baron Growth Portfolio’s primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index and MidCap Opps Fund’s primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index. The Funds continue to use the former primary benchmarks as additional benchmarks that the Investment Adviser believes more closely reflects each Fund’s principal investment strategies. Each Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of Baron Growth Portfolio’s Class ADV shares, MidCap Opps Fund’s Class A shares, and each Fund’s Class I shares. Sales charges for MidCap Opps Fund are not reflected in the bar chart. If they were, returns would be less than those shown. However, MidCap Opps Fund’s table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. Baron Growth Portfolio’s Class R6 shares performance shown for the period prior to their inception date is the performance of Baron Growth Portfolio’s Class I shares without adjustment for any differences in expenses between the two classes. If adjusted for such differences, returns would be different.
With respect to Baron Growth Portfolio, performance shown in the bar charts and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare Baron Growth Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.
A Fund’s past performance (before and after taxes) is no guarantee of future results.
Because MidCap Opps Fund is available for purchase by the general public, it may not be an appropriate investment option of certain Variable Contract holders. Please contact your insurance company for more information about how the Reorganization will impact your Variable Contract and alternative investment options.
Baron Growth Portfolio
Calendar Year Total Returns Class ADV
(as of December 31 of each year)

Best quarter: 2nd 2020, 27.70% and Worst quarter: 1st 2020, -22.46%
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 2nd 2020, 27.92% and Worst quarter: 1st 2020, -22.39%
MidCap Opps Fund
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 2nd 2020, 25.89% and Worst quarter: 2nd 2022, -20.89%

Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 2nd 2020, 26.02% and Worst quarter: 2nd 2022, -20.88%

Average Annual Total Returns % (for the periods ended December 31, 2025)

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Baron Growth Portfolio
Class ADV	%	-11.10	-0.57	8.90	N/A	5/1/2002
Russell 3000® Index[1]	%	17.15	13.15	14.29	N/A
Russell 2000® Growth Index[1]	%	13.01	3.18	9.57	N/A
Russell 2500TM Growth Index[1]	%	10.31	2.98	10.55	N/A
Class I	%	-10.69	-0.08	9.44	N/A	5/1/2002
Russell 3000® Index[1]	%	17.15	13.15	14.29	N/A
Russell 2000® Growth Index[1]	%	13.01	3.18	9.57	N/A
Russell 2500TM Growth Index[1]	%	10.31	2.98	10.55	N/A
Class R6%		-10.69	-0.07	N/A	9.64	5/3/2016
Russell 3000® Index[1]	%	17.15	13.15	N/A	14.66
Russell 2000® Growth Index[1]	%	13.01	3.18	N/A	10.45
Russell 2500TM Growth Index[1]	%	10.31	2.98	N/A	11.21
Class S	%	-10.94	-0.34	9.17	N/A	5/1/2002
Russell 3000® Index[1]	%	17.15	13.15	14.29	N/A
Russell 2000® Growth Index[1]	%	13.01	3.18	9.57	N/A
Russell 2500TM Growth Index[1]	%	10.31	2.98	10.55	N/A
Class S2%		-11.04	-0.47	9.01	N/A	2/27/2009
Russell 3000® Index[1]	%	17.15	13.15	14.29	N/A
Russell 2000® Growth Index[1]	%	13.01	3.18	9.57	N/A
Russell 2500TM Growth Index[1]	%	10.31	2.98	10.55	N/A

MidCap Opps Fund
Class A before taxes	%	-2.54	2.81	9.74	N/A	8/20/1998
After tax on distributions	%	-7.82	-0.42	5.98	N/A
After tax on distributions with sale	%	-0.01	1.48	6.70	N/A
Russell 3000® Index[1]	%	17.15	13.15	14.29	N/A
Russell Midcap® Growth Index[1]	%	8.66	6.65	12.49	N/A
Russell Midcap® Index[1]	%	10.60	8.67	11.01	N/A
Class I before taxes	%	3.72	4.34	10.72	N/A	8/20/1998
Russell 3000® Index[1]	%	17.15	13.15	14.29	N/A
Russell Midcap® Growth Index[1]	%	8.66	6.65	12.49	N/A
Russell Midcap® Index[1]	%	10.60	8.67	11.01	N/A
Class R before taxes	%	3.23	3.78	10.12	N/A	8/5/2011
Russell 3000® Index[1]	%	17.15	13.15	14.29	N/A

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell Midcap® Growth Index[1]	%	8.66	6.65	12.49	N/A
Russell Midcap® Index[1]	%	10.60	8.67	11.01	N/A
Class R6 before taxes	%	3.75	4.42	10.82	N/A	5/31/2013
Russell 3000® Index[1]	%	17.15	13.15	14.29	N/A
Russell Midcap® Growth Index[1]	%	8.66	6.65	12.49	N/A
Russell Midcap® Index[1]	%	10.60	8.67	11.01	N/A
1 The index returns do not reflect deductions for fees, expenses, or taxes.
How does the management of the Funds compare?
The following table describes the management of the Funds.
	Baron Growth Portfolio	MidCap Opps Fund
Investment Adviser	Voya Investments	Voya Investments
Management Fee (as a percentage of average daily net assets)	0.950% on the first $1 billion of assets; 0.925% on the next $1 billion of assets; and 0.900% thereafter	0.850% on the first $500 million of assets; 0.800% on the next $400 million of assets; 0.750% on the next $450 million of assets; and 0.700% thereafter
Sub-Adviser	BAMCO, Inc.	Voya IM
Sub-Advisory Fee (as a percentage of average daily net assets)	0.60% on all assets	0.3375% on the first $500 million; 0.3150% on the next $400 million; 0.2925% on the next $450 million; and 0.2700% on assets in excess of $1.350 billion
Portfolio Managers	Ronald Baron (since 05/02) Neal Rosenberg (since 01/17)	Kristy Finnegan, CFA (since 08/19) Leigh Todd, CFA (since 12/21)
Distributor	Voya Investments Distributor, LLC	Voya Investments Distributor, LLC
Investment Adviser
Voya Investments, an Arizona limited liability company, is registered with the SEC as an investment adviser. Voya Investments serves as the investment adviser to, and has overall responsibility for the management of, each Portfolio. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including, but not limited to, the following: custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.
Voya Investments began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. Voya Investments is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments’ principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
Sub-Advisers
BAMCO, Inc. (“BAMCO”), a subsidiary of Baron Capital Group, Inc., has been an investment adviser since 1987. BAMCO’s principal business address is 767 Fifth Avenue, 49th Floor, New York, New York 10153.
Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM has acted as an investment adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. Voya IM’s principal business address is 200 Park Avenue, New York, New York 10166.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Funds, as designated in the table above.
Ronald Baron, Founder, Chief Executive Officer, and Chairman of BAMCO, has been a portfolio manager since 1987 and has managed money for others since 1975.
Neal Rosenberg, Portfolio Manager, joined BAMCO in 2006. Prior to that, he worked at JPMorgan Securities (2004-2006).

Kristy Finnegan, CFA, Portfolio Manager of Voya IM’s large cap growth and mid cap growth strategies, joined Voya IM in 2001. Previously, she served as a portfolio manager and analyst for Voya IM’s large cap value strategies. Prior to that, Ms. Finnegan was an investment banking analyst at SunTrust Equitable Securities where she focused on deals primarily in the education and health care sectors.
Leigh Todd, CFA, Portfolio Manager of Voya IM’s large cap growth and mid cap growth strategies, joined Voya IM in 2021. Prior to that, she served as a portfolio manager and senior research analyst at Mellon and was a portfolio manager at State Street Global Advisors.
Each Fund’s Statement of Additional Information provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers, and the securities each portfolio manager owns in the relevant Fund.
The Distributor
Voya Investments Distributor, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Funds. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
What are the key differences in the rights of shareholders of the Funds?
Baron Growth Portfolio is organized as a series of Voya Partners, Inc. (“VPI”), a Maryland coporation. MidCap Opps Fund is organized as a series of Voya Equity Trust (“VET”), a Massachusetts business trust. The Funds are governed by a board of Directors/Trustees consisting of the same members. For more information on the history of VPI or VET, see the relevant Fund’s Statement of Additional Information which is incorporated by reference into this Proxy Statement/Prospectus.
The key differences are described in the table below.
Baron Growth Portfolio	MidCap Opps Fund
Removal of Directors: At any meeting of shareholders duly called for the purpose, any Director may by the vote of a majority of all of the shares entitled to vote be removed from office.	Removal of Trustees: Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares.
Special Meeting of Shareholders:
Special meetings of shareholders may be called by the President or by the Board; and shall be called by the President, Secretary or any
Director at the request in writing of the holders of the outstanding voting shares of the capital stock of the corporation entitled to cast not less than 50% of the votes entitled to be cast at such meeting.
Any such request shall state the purposes of the proposed meeting.

Meetings of Shareholders:
Meetings of shareholders may be called at any time by the President, and shall be called by the President and Secretary at the request in writing or by resolution, of a majority of Trustees, or at the written request of the holder or holders of ten percent (10%) or more of the total number of shares then issued and outstanding of the Amended and Restated Declaration of Trust (the “VET Trust”) entitled to vote at such meeting.

Liquidation:
The liquidation of a Portfolio or class in which there are Shares then outstanding may be authorized by vote of a majority of the Board of
Directors then in office without action by the shareholders, unless a vote of shareholders is required by the 1940 Act.

Liquidation:
The VET Trust or any series of the VET Trust may be terminated by an instrument in writing signed by a majority of the Trustees, or by the affirmative vote of the holders a majority of the shares of the
VET Trust or series outstanding and entitled to vote, at any meeting of shareholders.

Merger:
Under Maryland law, a majority of the entire Board of Directors of an open-end investment company such as VPI may approve a merger
(transfer of assets) of VPI or any series thereof without action by the shareholders, unless a vote of shareholders is required by the
1940 Act.

Merger:
The VET Trust or any series thereof may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the trust property or the property of any series, including its good will, upon such terms and conditions and for such consideration when and as authorized at any meeting of shareholders of the VET Trust or series called for the purpose by the affirmative vote of the holders of a majority of the shares of the VET Trust or series voted in person or by proxy at such meeting.

Amendment of Organizational Documents:
Under Maryland law, a majority of the entire Board of Directors of an open-end investment company such as VPI may approve an
amendment to the charter without action by the shareholders, unless a vote of shareholders is required by the 1940 Act. The Articles of
Incorporation provide that no action affecting the validity or assessability of shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

Amendment of Organizational Documents:
The VET Trust may be amended by a vote of the holders of a majority of the shares of the VET Trust voted in person or by proxy at a meeting of shareholders. No amendment may be made which would change any rights with respect to any shares of the VET Trust or series by reducing the amount payable thereon upon liquidation of the VET
Trust or series or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the shares of the VET Trust or series outstanding and entitled to vote. Both shareholders and the Trustees have the power to amend the by-laws.

What if a Baron Growth Portfolio shareholder is not eligible to hold shares of MidCap Opps Fund?
MidCap Opps Fund is not operated as a variable portfolio and may not be appropriate for certain Variable Contract Holders. Please contact your insurance company for more information about how the Reorganization will impact your Variable Contract and other investment options.
Additional Information about the Funds
Dividends and Distributions
Baron Growth Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions, if any. MidCap Opps Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions, if any. Each Fund distributes capital gains, if any, annually. Baron Growth Portfolio declares and pays dividends consisting of net investment income, if any, annually. MidCap Opps Fund declares dividends and pays dividends consisting of ordinary income, if any, annually.
For Baron Growth Portfolio, all dividends and capital gains distributions are automatically reinvested in additional shares of Baron Growth Portfolio at the net asset value (“NAV”) of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash.
From time to time a portion of a Fund’s distributions may constitute a return of capital. To comply with U.S. federal tax laws and regulations, a Fund may also pay additional distributions of capital gains and/or ordinary income.

Purchase and Sale of Fund Shares
Shares of Baron Growth Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to Baron Growth Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on Baron Growth Portfolio’s behalf.
Shares of MidCap Opps Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of MidCap Opps Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, P.O. Box 534480, Pittsburgh, Pennsylvania 15253-4480; or by calling us at 1-800-992-0180.
Because MidCap Opps Fund is available for purchase by the general public, it may not be an appropriate investment option for certain Variable Contract holders. Variable Contract holders invested in Baron Growth Portfolio are urged to consult their tax advisors regarding the impact of the Reorganization on their Variable Contract. Please contact your insurance company for more information about how the Reorganization will impact your Variable Contract and for other investment options.
Tax Information
Distributions made by Baron Growth Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Baron Growth Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for U.S. federal income tax purposes. See the Variable Contract prospectus or the governing documents of your Qualified Plan for information regarding the U.S. federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
MidCap Opps Fund’s distributions are generally taxable to shareholders as ordinary income, capital gains, or a combination of the two, unless shareholders are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in Baron Growth Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, Baron Growth Portfolio and its Investment Adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan and (2) make payments to the insurance company, broker-dealer, or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make Baron Growth Portfolio available as an investment option for the Variable Contract or the Qualified Plan or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or Baron Growth Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.
If you purchase MidCap Opps Fund through a broker-dealer or other financial intermediary (such as a bank), MidCap Opps Fund and/or its related companies may pay the intermediary for the sale of MidCap Opps Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend MidCap Opps Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Capitalization
The following table shows on an unaudited basis the capitalization of each Fund as of March 6, 2026, and on a pro forma combined basis as of March 6, 2026, giving effect to the Reorganization.
		Baron Growth Portfolio(1)	MidCap Opps Fund(1)	Pro Forma Adjustments	MidCap Opps Fund Pro Forma(1)
Class A
Net Assets	$	N/A	223,263,979	131,576,500(C)	354,840,479
Shares Outstanding		N/A	14,820,718	8,736,819(A)	23,557,537
Net Asset Value Per Share	$	N/A	15.06	-	15.06
Class ADV
Net Assets		$64,591,186	N/A	(64,591,186)(B)	-
Shares Outstanding		5,156,105	N/A	(5,156,105)(B)	-
Net Asset Value Per Share		$12.53	N/A	-	-
Class C
Net Assets	$	N/A	2,397,012	-	2,397,012
Shares Outstanding		N/A	728,200	-	728,200
Net Asset Value Per Share	$	N/A	3.29	-	3.29
Class I

		Baron Growth Portfolio(1)	MidCap Opps Fund(1)	Pro Forma Adjustments	MidCap Opps Fund Pro Forma(1)
Net Assets		$48,638,760	290,780,806	-	339,419,566
Shares Outstanding		2,704,935	13,078,851	(516,957)(A)	15,266,829
Net Asset Value Per Share		$17.98	22.23	-	22.23
Class R
Net Assets	$	N/A	2,610,628	64,591,186(B)	67,201,814
Shares Outstanding		N/A	192,638	4,766,877(A)	4,959,515
Net Asset Value Per Share	$	N/A	13.55	-	13.55
Class R6
Net Assets		$16,612,148	93,028,445	-	109,640,593
Shares Outstanding		921,954	4,082,242	(193,031)(A)	4,811,165
Net Asset Value Per Share		$18.02	22.79	-	22.79
Class S
Net Assets		$130,320,222	N/A	(130,320,222)(C)	-
Shares Outstanding		8,500,611	N/A	(8,500,611)(C)	-
Net Asset Value Per Share		$15.33	N/A	-	-
Class S2
Net Assets		$1,256,278	N/A	(1,256,278)(C)	-
Shares Outstanding		96,300	N/A	(96,300)(C)	-
Net Asset Value Per Share		$13.05	N/A	-	-
Class W
Net Assets	$	N/A	5,759,286	-	5,759,286
Shares Outstanding		N/A	269,746	-	269,746
Net Asset Value Per Share	$	N/A	21.35	-	21.35
(1) The total net assets of Baron Growth Portfolio and MidCap Opps Fund as of March 6, 2026, were equal to $261,418,594 and $617,840,156, respectively. The pro forma total combined assets of the Funds as of March 6, 2026 were equal to $879,258,750.
(A) Reflects new shares issued, net of retired shares of Baron Growth Portfolio. (Calculation: Net Assets ÷ NAV per share).
(B) Class ADV shareholders of Baron Growth Portfolio would receive Class R shares of MidCap Opps Fund in the Reorganization.
(C) Class S and Class S2 shareholders of Baron Growth Portfolio would receive Class A shares of MidCap Opps Fund in the Reorganization.
Additional Information about the Reorganization
The Reorganization Agreement
The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. Shareholders are encouraged to review a form of the Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix A. This summary is qualified in its entirety by reference to the Reorganization Agreement.
The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Baron Growth Portfolio in exchange for shares of beneficial interest of MidCap Opps Fund and the assumption by MidCap Opps Fund of all of Baron Growth Portfolio’s liabilities; and (ii) the distribution of shares of MidCap Opps Fund by Baron Growth Portfolio to shareholders of Baron Growth Portfolio, as provided for in the Reorganization Agreement, in complete liquidation of Baron Growth Portfolio.
Each shareholder of Class ADV, Class I, Class R6, Class S, and Class S2 shares of Baron Growth Portfolio will hold, immediately after the Closing, the share class of MidCap Opps Fund included in the below table having an aggregate net asset value equal to the aggregate net asset value of the shares of Baron Growth Portfolio held by that shareholder as of the close of business on the Closing Date.
The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval by the shareholders of Baron Growth Portfolio and that each Fund receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated, and the transactions contemplated may be abandoned, by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.
Baron Growth Portfolio (Disappearing Share Class)	MidCap Opps Fund (Surviving Share Class)
ADV	R
I	I

Baron Growth Portfolio (Disappearing Share Class)	MidCap Opps Fund (Surviving Share Class)
R6	R6
S	A
S2	A
Expenses of the Reorganization
The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The costs of the Reorganization: (i) are estimated to be $567,300, (ii) are anticipated to be borne by the Investment Adviser (or an affiliate), as a result of expense subsidies and/or reimbursements currently in place for Baron Growth Portfolio, and (iii) do not include the transition costs described in the following sentence and in “Portfolio Transitioning” below or any internal administrative expenses incurred and payable by the Investment Adviser (or an affiliate) in notifying Plan Participants and Variable Contract Holders. In addition, the Investment Adviser has estimated that there will be approximately $54,500 in explicit portfolio transition costs associated with the Reorganization and anticipates that such costs will be borne by Baron Growth Portfolio. The Investment Adviser will assume all costs related to the Reorganization if the Reorganization is not consummated.
Portfolio Transitioning
Approximately 95% of Baron Growth Portfolio’s assets are expected to be repositioned in an effort to align Baron Growth Portfolio’s holdings with those of MidCap Opps Fund approximately ten days prior to the Reorganization. This is an estimate and the actual amount that is transitioned may be a greater or lesser percentage of Baron Growth Portfolio’s assets. The Investment Adviser expects to utilize a transition manager to assist in aligning the holdings of Baron Growth Portfolio with the holdings of MidCap Opps Fund.
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit transition costs include brokerage commissions, fees, and taxes. As discussed above, the Investment Adviser has estimated that there will be $54,500 in explicit transition costs associated with the Reorganization to be borne by Baron Growth Portfolio. All the other costs of transitioning Baron Growth Portfolio are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Funds in the normal course of the purchase and sale of securities.
If shareholders approve the Reorganization, from the close of business on July 6, 2026 through the close of business on July 17, 2026, Baron Growth Portfolio is expected to be in a “transition period.” During the transition period, Baron Growth Portfolio may not be pursuing its investment objective and strategies. After the Closing, Voya IM, as the sub-adviser to MidCap Opps Fund, may also sell portfolio holdings that it acquired from Baron Growth Portfolio, and MidCap Opps Fund may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Funds during the transition period may be made at a disadvantageous time and could result in potential losses to the Funds.
Tax Considerations
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. Accordingly, pursuant to this treatment, neither Baron Growth Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor MidCap Opps Fund nor its shareholders, are expected to recognize any gain or loss for U.S. federal income tax purposes from the transaction contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Funds will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes.
Prior to the Closing Date, Baron Growth Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including as a result of portfolio transition in connection with the Reorganization. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for U.S. federal income tax purposes from this cash distribution.
In general, after the Reorganization, losses, if any, of the Funds may be available to the combined fund to offset any of the combined fund’s capital gains realized after the Reorganization, although the amount of each Fund’s pre-Reorganization losses that may be used to offset the combined fund’s capital gains in any given year may be limited due to the Reorganization. In addition, for five tax years, one Fund’s pre-acquisition losses, if any, cannot be used to offset unrealized gains in the other Fund that are “built in” at the time of the Reorganization and that exceed certain threshold amounts. The ability of the combined fund to use a Fund’s pre-Reorganization losses, if any, in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards and built in losses currently are available only to pre-Reorganization shareholders of each Fund. After the Reorganization, the benefit associated with any available capital losses will inure to the benefit of all post-Reorganization shareholders of the combined fund. Furthermore, the shareholders of the combining Fund will receive a proportionate share of any unrealized gains in the other Fund’s assets, as well as any taxable gains realized by MidCap Opps Fund, but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the combined fund. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for U.S. federal income tax purposes as a result of such distributions.
As of September 30, 2025, the Funds did not have any capital loss carryforwards. The effect of the rules described above will depend on the relative sizes and the tax situations of each Fund at the time of the Reorganization, which will differ from those on September 30, 2025, and cannot be calculated precisely prior to the Reorganization.
This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of U.S. federal, state and local and non-U.S. tax laws.
Because MidCap Opps Fund is available for purchase by the general public, it may not be an appropriate investment option for certain Variable Contract holders; an investment in MidCap Opps Fund could cause such Variable Contracts to fail to qualify for favorable tax treatment under the Code. Variable Contract holders invested in Baron Growth Portfolio are urged to consult their tax advisors regarding the impact of the Reorganization on their Variable Contracts. Please contact your insurance company for more information about how the Reorganization will impact your Variable Contract and alternative investment options.
Future Allocation of Premiums
Shares of Baron Growth Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Baron Growth Portfolio will be allocated to MidCap Opps Fund.
What is the Board’s recommendation?
Based upon its review, the Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), determined that the Reorganization would be in the best interests of Baron Growth Portfolio and its shareholders. In addition, the Board determined that the interests of the shareholders of Baron Growth Portfolio would not be diluted as a result of the Reorganization.
Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Directors, approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Baron Growth Portfolio’s shareholders vote “FOR” the relevant Reorganization Agreement.
What factors did the Board consider?
The Board met in person on November 13, 2025 to evaluate and consider the Reorganization. As part of its review process, the Board was represented by and received guidance from independent legal counsel. In the course of its evaluation, the Board reviewed materials received from the Investment Adviser and other information made available to it about the Funds. The Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratios of MidCap Opps Fund following the Reorganization.
Based upon its review, the Board, including a majority of the Independent Directors, concluded that it was in the best interests of both Funds that the Reorganization be approved and that the interests of each Fund’s shareholders would not be diluted as a result of the Reorganization. In reaching their decision to approve the Reorganization, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board, in approving the Reorganization, considered a variety of factors, including without limitation the following:
•
a presentation from the Investment Adviser regarding the Reorganization, intending to, among other things, address underperformance of Baron Growth Portfolio, provide a lower net expense ratio for all Baron Growth Portfolio shareholders and to shift the overall scale of the Voya family of funds to retail funds;
•
the performance of MidCap Opps Fund, as compared to the performance of Baron Growth Portfolio for all periods presented;
•
the performance of Baron Growth Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of MidCap Opps Fund as compared to its Morningstar peer group;
•
the lower net expense ratios that current shareholders of Baron Growth Portfolio are expected to experience as a result of the Reorganization due to the lower net expense ratios of MidCap Opps Fund;
•
the difference in fee structures between Baron Growth Portfolio and MidCap Opps Fund;
•
the benefits shareholders of Baron Growth Portfolio would receive due to the lower advisory and sub-advisory fee breakpoints for MidCap Opps Fund;
•
the representations from the Baron Growth Portfolio’s and MidCap Opps Fund’s Chief Investment Risk Officer that there are no investment risk objections to the Reorganization;
•
the similarities in the investment objectives of Baron Growth Portfolio and MidCap Opps Fund;

•
the similarities and differences in the investment strategies of each Fund, including Baron Growth Portfolio’s strategy to invest primarily in small-sized companies with a growth orientation and MidCap Opps Fund’s focus on mid-capitalization companies;
•
the alternatives presented by the Investment Adviser to address the poor performance concerns of Baron Growth Portfolio, including the option to reorganize Baron Growth Portfolio into a different fund within the Voya family of funds that employs a similar strategy;
•
the larger asset size of the combined Fund, which has the potential (A) to result in a reduction in expenses for the benefit of current shareholders of both Funds; and/or (B) to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Funds;
•
the Investment Adviser’s representations of how the costs of the Reorganization and explicit portfolio transition costs relating to the Reorganization, as well as any implicit costs, will be borne among the Investment Adviser and Baron Growth Portfolio;
•
the net revenue benefits for the Investment Adviser and its affiliates that would result from the Reorganization;
•
the expected tax consequences of the Reorganization to Baron Growth Portfolio and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
the Board’s determination that the Reorganization will not dilute the interests of the shareholders of Baron Growth Portfolio.
Different Board members may have given different weight to different individual factors and related conclusions.
What is the required vote?
Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the outstanding voting securities of the Baron Growth Portfolio are present in person (virtually) or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities of Baron Growth Portfolio.
What happens if shareholders do not approve the Reorganization?
If shareholders of Baron Growth Portfolio do not approve the Reorganization, Baron Growth Portfolio will continue to be managed by the Investment Adviser as described in its prospectus, and the Board will determine what additional action, if any, should be taken.

General Information about the Proxy Statement/Prospectus
Who is asking for my vote?
The Board is soliciting your vote for a special meeting of Baron Growth Portfolio’s shareholders.
How is my proxy being solicited?
Baron Growth Portfolio has retained Broadridge Financial Solutions, Inc. (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $206,500 which will be paid by the Investment Adviser (or an affiliate). As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of Baron Growth Portfolio. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.
In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder’s instructions on the proposals. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a vote confirmation letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.
Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 888-336-5196. In addition to solicitation by mail, certain officers and representatives of Baron Growth Portfolio, officers and employees of the Investment Adviser or its affiliates, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.
What happens to my proxy once I submit it?
The Board has named Joanne F. Osberg, Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.
Can I revoke my proxy after I submit it?
A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Baron Growth Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person (virtually) may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.
How will my shares be voted?
If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.
Quorum and Tabulation
Each shareholder of Baron Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The presence in person or by proxy of shareholders entitled to cast a majority in number of votes constitutes a quorum.
Adjournments
If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies or the chair of the Special Meeting may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of VPI and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.
Broker Non-Votes and Abstentions
If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions, if any, will have the effect of a vote against the Reorganization proposal. Because the Reorganization proposal is non-routine, there are not expected to be any broker non-votes at the Special Meeting.
Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of Baron Growth Portfolio. The Separate Accounts and Qualified Plans will vote Baron Growth Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Baron Growth Portfolio does not impose any requirement that a minimum percentage of voting instructions be received before counting the Separate Accounts and Qualified Plans as the Baron Growth Portfolio’s shareholders in determining whether a quorum is present.
If Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Separate Accounts and Qualified Plans will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of Baron Growth Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.
How many shares are outstanding?
As of the Record Date, the following shares of capital stock of Baron Growth Portfolio were outstanding and entitled to vote:
Class	Shares Outstanding
ADV	[ ]
I	[ ]
R6	[ ]
S	[ ]
S2	[ ]
Total	[ ]
Shares have no preemptive or subscription rights. To the knowledge of the Investment Adviser, as of the Record Date, [no current Trustee owns 1% or more of the outstanding shares of any class of Baron Growth Portfolio, and the officers and Directors own, as a group, less than 1% of the shares of any class of Baron Growth Portfolio].
Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Baron Growth Portfolio or MidCap Opps Fund.
Can shareholders submit proposals for a future shareholder meeting?
Baron Growth Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.
Why did my household only receive one copy of this Proxy Statement/Prospectus?
Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless Baron Growth Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at 1-800-262-3862. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform Baron Growth Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-262-3862.
In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Joanne F. Osberg
Secretary

April 22, 2026

7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR VY® BARON GROWTH PORTFOLIO
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2026, by and between VOYA EQUITY TRUST (“VET”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya MidCap Opportunities Fund (the “Surviving Fund”), and VOYA PARTNERS, INC. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, VY® Baron Growth Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Fund in exchange solely for Class A, Class I, Class R, and Class R6 voting shares of beneficial interest of the Surviving Fund (the “Surviving Fund Shares”), the assumption by the Surviving Fund of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Fund Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, each of the Disappearing Portfolio and the Surviving Fund is a separate series of an open-end, registered investment company of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Fund is permitted to invest; and
WHEREAS, the Board of Trustees of the Surviving Fund has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Fund are in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund would not be diluted as a result of this transaction; and
WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING FUND IN EXCHANGE FOR THE SURVIVING FUND SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio in respect of the share classes set forth in the table below the number of full and fractional Class A, Class I, Class R, and Class R6 Surviving Fund Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each applicable class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
Disappearing Portfolio Share Class	Surviving Fund Share Class
ADV	R
I	I
R6	R6
S	A
S2	A
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Fund shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed (i) substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for each of (A) the current taxable year ending on the Closing Date and (B) any prior taxable year with respect to which a spillback dividend is still timely under Section 855 of the Code, and (ii) any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class R6, Class S, and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Fund Shares of the corresponding class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Fund Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares as further described below, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class R, Class I, Class R6, and Class A Surviving Fund Shares to be so credited to shareholders of Class ADV, Class I, Class R6, Class S, and Class S2 shares of the Disappearing Portfolio, as applicable, shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of the corresponding class (as indicated in paragraph 1.1) owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, Class R6, Class S, and Class S2 Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV, Class I, Class R6, Class S, and Class S2 shares of the Disappearing Portfolio will represent a number of shares of the corresponding class of Surviving Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Fund shall not issue certificates representing the Class R, Class I, Class R6, and Class A Surviving Fund Shares, as applicable, in connection with such exchange.
1.5. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Fund’s investment manager on behalf of the Disappearing Portfolio.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Fund, and valuation procedures established by the Surviving Fund’s Board of Trustees.
2.2. The net asset value of Class R, Class I, Class R6 and Class A Surviving Fund Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Fund’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Fund’s Board of Trustees.
2.3. The number of Class R, Class I, Class R6, and Class A Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class of Surviving Fund Shares by dividing the value of the net assets with respect to the Class ADV, Class I, Class R6, Class S, and Class S2 shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Fund Shares of the corresponding class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Fund’s record keeping agent and by the Disappearing Portfolio’s or Surviving Fund’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be July 17, 2026, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern Time. The Closing shall be held at the offices of the Surviving Fund or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct The Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable U.S. federal, state and local and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended

(the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, Class R6, Class S, and Class S2 shares owned by each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Surviving Fund, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Fund Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Fund or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Trustees of the Surviving Fund, accurate appraisal of the value of the net assets of the Surviving Fund or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Fund in a written instrument executed by an officer of VPI, VPI, on behalf of the Disappearing Portfolio, represents and warrants to VET, on behalf of the Surviving Fund, as follows:
(a) The Disappearing Portfolio is duly organized as a series of VPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (the “1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VET, on behalf of the Surviving Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2025, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(j) Since December 31, 2025, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);
(k) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (each as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the taxable year ending on the Closing Date;
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Disappearing Portfolio, and, subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VPI, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;
(p) The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Fund Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VET, VET, on behalf of the Surviving Fund, represents and warrants to VPI, on behalf of the Disappearing Portfolio, as follows:

(a) The Surviving Fund is duly organized as a series of VET, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VET’s Amended and Restated Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Fund under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Fund and each prospectus and statement of additional information of the Surviving Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Fund will have good and marketable title to the Surviving Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VET’s Amended and Restated Declaration of Trust or Amended and Restated By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VET, on behalf of the Surviving Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VET, on behalf of the Surviving Fund, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VET, on behalf of the Surviving Fund, or any of its properties or assets, or any person whom the Surviving Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VET, on behalf of the Surviving Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Fund as of and for the year ended May 31, 2025, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since May 31, 2025, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Fund due to declines in market values of securities in the Surviving Fund’s portfolio, the discharge of Surviving Fund liabilities, or the redemption of Surviving Fund Shares by shareholders of the Surviving Fund, shall not constitute a material adverse change);
(j) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (each as defined in the Code) for taxable years ending prior to the Closing Date;
(l) All issued and outstanding shares of the Surviving Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Fund, as provided in paragraph 3.3. The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any Surviving Fund Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VET, on behalf of the Surviving Fund, and this Agreement will constitute a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class R, Class I, Class R6, and Class A Surviving Fund Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VET, on behalf of the Surviving Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Fund, the Registration Statement relating to the Surviving Fund Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Fund will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5. COVENANTS OF THE SURVIVING FUND AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Fund and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3. The Disappearing Portfolio covenants that the Class R, Class I, Class R6, and Class A Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4. The Disappearing Portfolio will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.5. Subject to the provisions of this Agreement, the Surviving Fund and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6. The Disappearing Portfolio will provide the Surviving Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.
5.7. The Surviving Fund will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Fund is not permitted to acquire.
5.8. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class R, Class I, Class R6, and Class A Surviving Fund Shares received at the Closing.
5.9. The Surviving Fund and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10. VPI, on behalf of the Disappearing Portfolio, covenants that VPI will, from time to time, as and when reasonably requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VET, on behalf of the Surviving Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VPI’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Fund Shares to be delivered hereunder, and (b) VET’s, on behalf of the Surviving Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.11. The Surviving Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VPI’s election, to the performance by VET, on behalf of the Surviving Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VET, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VET, on behalf of the Surviving Fund, shall have delivered to VPI, on behalf of the Disappearing Portfolio, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VET, on behalf of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VPI shall reasonably request; and
6.3. VET, on behalf of the Surviving Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VET, on behalf of the Surviving Fund, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND
The obligations of VET, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be subject, at VET’s election, to the performance by VPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VPI, on behalf of the Disappearing Portfolio, shall have delivered to VET, on behalf of the Surviving Fund, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to the Surviving Fund, and (iii) copies of all relevant tax books and records;
7.3. VPI, on behalf of the Disappearing Portfolio, shall have delivered to VET, on behalf of the Surviving Fund, on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VET and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VET shall reasonably request;
7.4. VPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern Time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VPI, on behalf of the Disappearing Portfolio, or VET, on behalf of the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VPI’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VET. Notwithstanding anything herein to the contrary, neither VET, on behalf of the Surviving Fund, nor VPI, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;
8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by VET, on behalf of the Surviving Fund, or VPI, on behalf of the Disappearing Portfolio, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. Each party shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VET, on behalf of the Surviving Fund, and VPI, on behalf of the Disappearing Portfolio, substantially to the effect that, based upon certain facts, assumptions, representations and existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for U.S. federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VET, on behalf of the Surviving Fund, and VPI, on behalf of the Disappearing Portfolio. Notwithstanding anything herein to the contrary, VET and VPI may not waive the condition set forth in this paragraph 8.5.
9. BROKERAGE FEES AND EXPENSES
9.1. VPI, on behalf of the Disappearing Portfolio, and VET, on behalf of the Surviving Fund, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the investment manager to both the Surviving Fund and the Disappearing Portfolio (or an affiliate of the investment manager). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing of the Surviving Fund’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Explicit portfolio transition costs (i.e., brokerage commissions) incurred by the Disappearing Portfolio will be borne by the Disappearing Portfolio. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before July 17, 2026, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VET, on behalf of the Surviving Fund, and VPI, on behalf of the Disappearing Portfolio; provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VPI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class R, Class I, Class R6, and Class A Surviving Fund Shares to be issued to the Disappearing Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA EQUITY TRUST
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
VOYA PARTNERS, INC.
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors/Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Fund, as the case may be, as provided in the Articles of Incorporation of VPI or the Amended and Restated Declaration of Trust of VET, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX B: ADDITIONAL INFORMATION REGARDING VOYA MIDCAP OPPORTUNITIES FUND
For purposes of this Appendix B, references to “the Fund” refer to MidCap Opps Fund and references to “the SAI” refer to the Fund’s Statement of Additional Information dated September 30, 2025, as supplemented.
Management Fee
The Investment Adviser receives an annual fee for its services to the Fund. The fee is payable in monthly installments based on the average daily net assets of the Fund.
The Investment Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The aggregate annual management fee paid by the Fund for the fiscal year ended May 31, 2025 was 0.84% of the Fund’s average daily net assets.
For more information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund’s unaudited semi-annual financial statements and other information filed on Form N-CSR which covers the sixth-month period ended November 30, 2025.
Portfolio Holdings Information
A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI. Portfolio holdings information can be reviewed online at https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
Sales Charges
The Fund makes available in a clear and prominent format, free of charge, on its website, (https://individuals.voya.com/product/share-classes-and-expenses), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums and purchases of the Fund's shares. The website includes hyperlinks that facilitate access to the information.
Class A Shares
This section includes important information about sales charges and sales charge reduction programs available to investors in the Fund's Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
Class A shares are sold subject to the following sales charge:

Your Investment	As a % of the offering price	As a % of net asset value
Less than $50,000	5.75	6.10
$50,000 - $99,999	4.50	4.71
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 and over[1]	N/A	N/A
1
See “CDSC - Class A Shares” below.
Former Class C and Class O shareholders that were converted to Class A shares are not subject to a sales charge for the life of their account on purchases made directly with the Fund.
Shareholders that exchanged Class O shares for Class A shares of the Fund are not subject to sales charges for additional purchases of Class A shares of that Fund for the life of their account.

CDSC - Class A Shares
Investments of $1,000,000 or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1,000,000 or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase. Shareholders whose Class C shares were automatically converted to Class A shares are not subject to a CDSC for the life of their account on purchases made directly with the Fund.
Class C Shares
Unless you are eligible for a waiver, if you sell your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. It is the responsibility of your financial intermediary to ensure that you are credited with the proper holding period for the shares redeemed.
Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Years after purchase	CDSC on shares being sold
1st year	1.00%
After 1st year	None
To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC and then will redeem shares that have the lowest CDSC.
There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.
CDSC on Exchange into Voya Credit Income Fund
You are not required to pay an applicable CDSC upon an exchange from the Fund described in this Prospectus into Voya Credit Income Fund. However, if you exchange into Voya Credit Income Fund and subsequently offer your common shares for repurchase by Voya Credit Income Fund, the Fund's CDSC will apply. After an exchange into Voya Credit Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares.
Reduced or Waived Front-End Sales Charges or CDSC
The sales charge and CDSC waiver categories described in this section do not apply to customers purchasing shares of the Fund through any of the financial intermediaries specified in Appendix A to this Prospectus (each a “Specified Intermediary”). In all instances, it is the investor’s responsibility to notify the Fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Different financial intermediaries may apply different sales charge or CDSC waivers. Please refer to Appendix A for the sales charge or CDSC waivers that are applicable to each Specified Intermediary.
Investors in the Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege. These programs are summarized below and are described in greater detail in the SAI.
You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:
•
Letter of Intent—Lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;
•
Rights of Accumulation—Lets you add the value of shares of any open-end Voya mutual fund (excluding Voya Government Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or
•
Combination Privilege—Shares held by investors in the Voya mutual funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.
In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:
•
Reinstatement Privilege—If you sell Class A shares of the Fund (or shares of other Voya mutual funds managed by the Investment Adviser) and reinvest any of the proceeds in Class A shares of another Voya mutual fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see the SAI; or
•
Purchases by Certain Accounts—Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase the Fund through a financial intermediary that offers our Class A shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary's prescribed fee schedule for purchases of fund shares, including by shareholders that purchase shares through a financial intermediary that has entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

See the Account Application or the SAI for additional information regarding the reduction of Class A shares' charges, or contact your financial intermediary or a Shareholder Services Representative for more information.
Required Shareholder Information and Records. In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor's account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor's eligibility for breakpoint privileges or other sales charge waivers.
CDSC Waivers. If you notify the Fund's transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), at the time of redemption, the CDSC for Class A and Class C shares will be waived in the following cases:
•
Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.
•
Redemptions for Class C shares, pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter.
•
Mandatory distributions from “employee benefit plans” or an IRA.
•
Reinvestment of dividends and capital gains distributions.
In addition, the CDSC will be waived on the redemption of shares held through an intermediary if the intermediary has entered into an agreement with the Distributor to waive the CDSC. If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.
Reinstatement Privilege. If you sell Class A or Class C shares of the Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial intermediary or a Shareholder Services Representative, or see the SAI for more information. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund held in all of the investor's accounts held directly with the Trust or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
How Shares Are Priced
The Fund is open for business every day the New York Stock Exchange (the “NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (the “NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced, and the Fund will not process purchase or redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio holdings for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end-of-day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign (non-U.S.) securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s portfolio holdings, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s Sub-Adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because trading hours for certain foreign (non-U.S.) securities end before Market Close, closing market quotations may become unreliable. The prices of foreign (non-U.S.) securities will generally be adjusted based on inputs from a third-party pricing service that are intended to reflect valuation changes through Market Close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

How to Buy Shares
Customer Identification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
What this means for you: the Fund, the Distributor, or a third-party selling you the Fund, must obtain the following information for each person that opens an account:
•
Name;
•
Date of birth (for individuals);
•
Physical residential address (although post office boxes are still permitted for mailing); and
•
Social Security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.
Federal law prohibits the Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.
The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.
The Fund reserves the right to suspend the offering of shares.
Class A and Class C Shares
Class A and Class C shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described in this Prospectus) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, online, and bank wire.
A shareholder’s Class C shares will automatically convert to Class A shares at net asset value (without the imposition of a sales charge) on the second calendar day of the following month in which the 8th anniversary of the issuance of the Class C shares occurs, together with a pro rata portion of all Class C shares representing dividends and other distributions paid in additional Class C shares.
Class I Shares
Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative; (7) employees of Voya IM who are eligible to participate in “notional” bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; (11) members of the Investment Adviser’s Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi-Manager Mid Cap Value Fund; and (12) (a) investors purchasing Class I shares through brokerage platforms that invest in the Voya funds’ Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms’ omnibus accounts. An investor transacting in Class I shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.
Class R Shares
Class R shares may be purchased without a sales charge. Class R shares of the Fund are continuously offered to qualified retirement plans (“Retirement Plans”) including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, IRAs, Simplified Employee Pension Plans (“SEPs”), and other accounts or plans whereby Class R shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator). Purchases and redemptions of shares may be made only by eligible Retirement Plans for the purpose of funding qualified retirement plans. Please refer to the plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to the Fund and any fees that may apply.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect the Fund as an investment option, alter the amounts contributed to the plan, or reallocate contributions. Eligible Retirement Plans generally may open an account and purchase Class R shares by contacting any broker-dealer or other financial intermediary (“Financial Service Firm”) authorized to sell Class R shares of the Fund. Additional shares may be purchased through a Retirement Plan's administrator or recordkeeper. Financial Service Firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants including, without limitation, transfers of registration and dividend payee changes. Financial Service Firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services.
Financial Service Firms may independently establish and charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the investment return in Class R shares of the Fund.
Class R6 Shares
Class R6 shares may be purchased without a sales charge. Class R6 shares are offered to the following investors, provided that these investors do not require the Fund or an affiliate of the Fund (including the Investment Adviser and any affiliate of the Investment Adviser) to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares: (1) qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator); (2) non-qualified deferred compensation plans; (3) other registered investment companies; (4) Health Savings Accounts (“HSAs”) within plan level or omnibus accounts that are held on the books of the Fund; (5) other institutional investors (including, for example, endowment funds and foundations) that: (a) meet a $1,000,000 minimum initial investment requirement and (b) hold interests in the Fund through a single plan level account held directly through the Fund and not traded through an intermediary; and (6) wrap programs offered by broker-dealers and financial institutions that have entered into an agreement with the Distributor to offer Class R6 shares and invest through an omnibus account. Such availability will be subject to management's determination of the appropriateness of investment in Class R6 shares. Notwithstanding the above, affiliates of Voya, including affiliates that are intermediaries that sell Class R6 shares of the Fund, may benefit financially from the revenue Voya receives for the services it provides to Class R6 shares of the Fund.
Class R6 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans. Class R6 shares also are not available to adviser-sold donor-advised funds.
In addition to the above investors, certain existing Class I shareholders of the Fund may exchange all of their Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated above; and (2) the shareholder does not require the Fund or an affiliate of the Fund to make, and the Fund or affiliate (including the Investment Adviser and any affiliate of the Investment Adviser) does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. All exchanges within the Fund are subject to the discretion of the Distributor to permit or reject such exchanges.
Class W Shares
Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative; (6) retirement plans affiliated with Voya Financial, Inc.; (7) Voya Financial, Inc. affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.
In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund's sub-adviser; Voya Investments Distributor, LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund's sub-adviser, or Voya Investments Distributor, LLC; and (6) qualifying investments made through Voya promotional programs as determined by Voya Investments Distributor, LLC.
Retirement Plans
The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. The Fund also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

Make your investment using the purchase minimum guidelines in the following table.

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	A/C/W I1 R R6	$1,000 $250,000 No minimum $1,000,000	No minimum
Retirement accounts	A/C I1 R/R6 W	$250 $250,000 No minimum $1,000	No minimum
Pre-authorized investment plan	A/C/W I1	$1,000 $250,000	At least $100/month
Certain omnibus accounts	A/C R	$250 No minimum	No minimum
1
For Class I shares, there is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in “notional” bonus programs sponsored by Voya IM; or (iii) (a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds’ Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms’ omnibus accounts.
Make your investment using the methods outlined in the following table. If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account.	Contact your financial intermediary.
By Mail	Make your check payable to Voya Investment Management and mail it with a completed Account Application. Please indicate your financial intermediary on the New Account Application.
Fill out the Account Additions form at the bottom
of your account statement and mail it along with
your check payable to Voya Investment
Management to the address on the account
statement. Please write your account number on
the check.

By Wire
Call Shareholder Services at 1-800-992-0180 to
obtain an account number and indicate your
financial intermediary on the account.
Instruct your bank to wire funds to the Fund in
the care of:
Bank of New York Mellon
ABA # 011001234
credit to: BNY Mellon Investment Servicing (US)
Inc. as Agent for Voya mutual funds
A/C #0000733938; for further credit to
Shareholder A/C #
(A/C # you received over the telephone)
Shareholder Name:
       (Your Name Here)
After wiring funds you must complete the
Account Application and send it to:
Voya Investment Management
P.O. Box 534480
Pittsburgh, PA 15253-4480
Wire the funds in the same manner described under “Opening an Account.”
Execution of Purchase Orders
Purchase orders are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the federal funds wire has been received. If you are opening a new account and you purchase by wire, you must submit an application form prior to Market Close. If an order or payment by wire is received after Market Close, your order will not be executed until the next

NAV is determined. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your order in proper form before Market Close and transmit the order to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
How to Sell Shares
You may sell shares by using the methods outlined in the following table. Under unusual circumstances, the Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.
If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary
You may sell shares by contacting your financial intermediary. Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.

By Mail
Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
Voya Investment Management
P.O. Box 534480
Pittsburgh, PA 15253-4480
If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone - Expedited Redemption
You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder
Services Representative at 1-800-992-0180.
Receiving Proceeds By Check:
You may have redemption proceeds (up to a maximum of $10,000,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.
Receiving Proceeds By Wire:
You may have redemption proceeds (up to a maximum of $10,000,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the Business Day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan (available only for those share classes referenced below)
You may elect to make periodic withdrawals from your account on a regular basis.
 Class A and Class C
•
Your account must have a current value of at least $10,000.
•
Minimum withdrawal amount is $100.
•
You may choose from monthly, quarterly, semi-annual or annual payments.
 Class I and Class W
•
Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.
•
Minimum withdrawal amount is $1,000.
•
You may choose from monthly, quarterly, semi-annual or annual payments.
For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.

Execution of Sale Requests
Sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. For your transaction to be counted on the day you place your sale request with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your sale request in proper form before Market Close and transmit the sale request to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
Payments
Normally, payment for shares redeemed will typically be made within one business day after receipt by the transfer agent of a request in good order. The Fund can delay payment of the redemption proceeds for up to 7 days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.
A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.
The Fund will typically pay redemption proceeds in cash using cash held by the Fund, with cash generated by the Fund through the sale of cash equivalents and other Fund assets or by borrowing cash pursuant to the Fund’s line of credit. The Fund may, however, determine in its absolute discretion to distribute non-cash assets in kind in complete or partial satisfaction of its obligation to pay redemption proceeds to a shareholder. In such a case, the Fund could elect to make payment in securities or other assets for redemptions that exceed the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. Non-cash assets distributed by the Fund likely will not represent a pro rata distribution of assets held in the Fund’s portfolio. A shareholder's receipt of non-cash redemption proceeds may be less favorable to the shareholder than receipt of cash proceeds for a number of reasons, including, without limitation, costs and potential delays relating to the sale of the non-cash assets, potential illiquidity of the non-cash assets, and the potential inability of the shareholder to realize on the sale of the non-cash assets cash proceeds equal to the cash proceeds it would have received from the Fund. The Fund has no obligation to distribute non-cash assets, including in circumstances when doing so may benefit a redeeming shareholder or may reduce or eliminate transaction costs and/or the realization of capital gains that may need to be distributed to shareholders, which such distributions will be taxable to shareholders that hold their shares in a taxable account.
Telephone Orders
Neither the Fund nor the transfer agent will be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and the transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than 5 days following any such telephone transactions. If the Fund or the transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.
Small Accounts
Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.
How to Exchange Shares
Exchanges Between Voya Mutual Funds
You may exchange shares of the Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders® Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange. If you purchase Class A shares of Voya Government Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another Voya mutual fund.
If you exchange shares of the Fund that are subject to a CDSC into shares of another Voya mutual fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.
Exchanges Between Classes of the Fund
You may exchange Class C and Class W shares for Class I shares within the Fund, or you may exchange Class A shares and Class I shares for any other class within the Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, or you may exchange Class C shares for Class A shares within the Fund, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired, unless the Distributor approves the exchange and determines that no CDSC is payable in connection with the exchange; (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.); and (3) you may not exchange Class C shares for Class A shares unless your intermediary has agreed to waive its right to receive the front-end sales charge that otherwise would be applicable to the Class A shares. Class C shares will automatically convert to Class A shares of the same Fund after they have been held for 8 years.
Certain existing Class I shareholders of the Fund may exchange their Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Prospectus entitled “How to Buy Shares”; and (2) the shareholder does not require the Fund or an affiliate (including the Investment Adviser and any affiliate of the Investment Adviser) of the Fund to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares.
All exchanges within the Fund are subject to the discretion of the Distributor to permit or reject such exchanges. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes from an exchange between classes of shares within the Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the U.S. federal, state and local, and non-U.S. tax consequences of an exchange between classes of shares within the Fund.
Exchanges between classes of shares within the Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.
Additional Information About Exchanges
Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.
An exchange of shares of the Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for U.S. federal, state and local income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular U.S. federal, state and local, and non-U.S. tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.
If you exchange into Voya Credit Income Fund, your ability to sell or liquidate your investment will be limited. Voya Credit Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Credit Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Credit Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Credit Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Credit Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Credit Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992-0180 or by going to https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.

Systematic Exchange Privilege
Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders® Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.
Frequent Trading – Market Timing
The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to 7 days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. The Fund will not be liable for any loss resulting from rejected orders or other actions as described above.
The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Investment Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.
Funds that invest in foreign (non-U.S.) securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign (non-U.S.) security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign (non-U.S.) securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.
The Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every 30 calendar days. However, the Fund prohibits frequent trading. The Fund has defined frequent trading as follows:
•
Any shareholder or intermediary-initiated exchanges among any of their accounts with the Fund within 30 calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;
•
Trading deemed harmful or excessive by the Fund (including but not limited to patterns of purchases and redemptions) by the Fund’s Investment Adviser, on behalf of a Fund, in its sole discretion; and
•
Trades initiated by intermediaries, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive by the Fund’s Investment Adviser, on behalf of the Fund, in its sole discretion.
The following transactions are excluded when determining whether trading activity is frequent:
•
Purchases and sales of Fund shares in the amount of $5,000 or less;
•
Transfers associated with systematic purchases or redemptions;
•
Rebalancing to facilitate fund-of-fund arrangements or the Fund's systematic exchange privileges;
•
Purchases and sales of money market funds and purchases and sales of Funds that affirmatively permit short-term trading (an exchange between a money market fund and the Fund other than a money market fund or purchases and exchanges between the Fund that permits short-term trading and another Fund would not be exempt from this policy);
•
Purchases or sales initiated by the Fund; and
•
Transactions subject to the trading policy of an intermediary that the Fund’s Investment Adviser, on behalf of the Fund, deems materially similar to the Fund's policy.
If a violation of the policy is identified, the following action shall be taken:
•
The shareholder and/or broker of record on the account(s) is notified of the violation.

•
Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for 90 calendar days from the date of the first trade. For example, if a trade occurs on February 1st, and another trade occurs on February 15th, purchase and exchange privileges would be suspended for 90 calendar days from February 1st.
•
Upon a second violation of the policy in a calendar year, purchase and exchange privileges shall be suspended for 180 calendar days from the trade date of the second violation.
•
Purchase and exchange blocks shall be placed on the account and all related accounts bearing the same tax identification number or equivalent identifier.
On the Business Day following the end of a 90- or 180-calendar day suspension, any trading restrictions placed on the account(s) shall be removed.
The Fund reserves the right to modify this policy at any time without prior notice.
Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.
Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Investment Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Investment Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.
Payments to Financial Intermediaries
Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities or their affiliates (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds.
Persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares. The Distributor has an agreement in place with each broker-dealer selling the Fund defining specifically what that broker-dealer will be paid for the sale of a particular Voya mutual fund. The broker-dealer then pays the registered representative who sold you the mutual fund some or all of what they receive from Voya. A registered representative may receive a payment when the sale is made and in some cases, can continue to receive payments while you are invested in the mutual fund. In addition, other entities may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares, so long as such entities are permitted to receive these fees under applicable rules and regulations.
The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. Depending on the broker-dealer's satisfaction of the required conditions, these payments may be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer’s customers; or (2) 0.30% of the value of the Fund's shares sold by the broker-dealer during a particular period. For example, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.
Voya, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of Voya. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.
Voya may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.
The compensation paid by Voya to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Voya mutual funds. The amount of continuing compensation paid by Voya to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in Voya mutual funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.
Voya or a Voya mutual fund may pay service fees to intermediaries for administration, recordkeeping, and other shareholder services. Intermediaries receiving these payments may include, among others, brokers, financial planners or advisers, banks, and insurance companies. The Voya mutual funds may reimburse Voya for some or all of the payments made by Voya to intermediaries for these services.
In some cases, a financial intermediary may hold its clients’ mutual fund shares in nominee or street name accounts. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The top firms Voya paid to sell its mutual funds as of the last calendar year are:
Ameriprise Financial Services, LLC; Broadridge Business Process Outsourcing, LLC; Cetera Financial Holdings, Inc.; Charles Schwab & Co. Inc.; Charles Schwab Trust Bank; Directed Services LLC; Fidelity Brokerage Services, LLC; LPL Financial, LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Mid Atlantic Clearing & Settlement Corporation, Inc.; Morgan Stanley; New York Life Insurance & Annuity Corp; Osaic, Inc.; Pershing, LLC; Raymond James & Associates, Inc.; ReliaStar Life Insurance Company of New York; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; Standard Insurance Company; UBS Financial Services, Inc.; Venerable Insurance & Annuity Company; Voya Financial Advisers, Inc.; Voya Retirement Insurance and Annuity Company; Voya Services Company; and Wells Fargo Clearing Services, LLC.
Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.
Class R6
Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through financial intermediaries. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. No dealer compensation is paid from the sale of Class R6 shares of the Fund. Class R6 shares do not have sales commissions, pay 12b-1 fees, or make payments to financial intermediaries for assisting the Distributor in promoting the sales of the Fund's shares. In addition, neither the Fund nor its affiliates (including the Investment Adviser and any affiliate of the Investment Adviser) make any type of administrative, service, or revenue sharing payments in connection with Class R6 shares. Notwithstanding the foregoing, affiliates of Voya, including affiliates that are intermediaries that sell Class R6 shares of the Fund, may benefit financially from the revenue Voya receives for the services it provides to Class R6 shares of the Fund.
Distribution and Service (12b-1) Fees
The Fund may pay a fee to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fee”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“shareholder service fee”). These payments are made pursuant to distribution and/or shareholder service plans adopted by the Fund pursuant to Rule 12b-1 of the 1940 Act (each, a “Rule 12b-1 Plan”). Because these distribution and shareholder service fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
The table below reflects the maximum annual rates at which the distribution and/or shareholder service fees may be paid under a Rule 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares). “N/A” in the table below means the share class does not pay distribution and/or shareholder service fees.
Fund	Class A	Class C	Class I	Class R	Class R6	Class W
MidCap Opps Fund	0.25%	1.00%	N/A	0.50%	N/A	N/A
Dividends and Distributions
The Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. The Fund distributes capital gains, if any, annually. The Fund declares dividends and pays dividends consisting of ordinary income, if any, annually.

From time to time a portion of the Fund’s distributions may constitute a return of capital. To comply with U.S. federal tax laws, the Fund may also pay additional distributions of capital gains.
Dividend Reinvestment
Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of the Fund invested in another Voya mutual fund that offers the same class of shares.
Tax Consequences
The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the Fund and its shareholders. The following assumes that the Fund's shares will be capital assets in the hands of a shareholder. The Investment Adviser is not obligated to consider the tax consequences related to its management of the Fund's investments or other activities. It is possible that the actions taken by the Fund or the Investment Adviser on the Fund’s behalf could be disadvantageous to shareholders that hold shares through a taxable account. However, such actions likely will have no tax effect on shareholders that invest through a tax-advantaged account. Circumstances among investors may vary, so you are encouraged to discuss an investment in the Fund with your tax advisor.
Distributions. The Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.
Distributions, whether received as cash or reinvested in additional shares, may be subject to U.S. federal income taxes and may also be subject to state, local or non-U.S. taxes. Dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by the Fund will be subject to tax at the lower rates applicable to long-term capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.
You will be notified annually of the amount of income, dividends and net capital gains distributed by the Fund. If you purchase shares of the Fund through a financial intermediary, that entity will provide this information to you.
Sales, Redemptions and Other Dispositions. Selling, redeeming, or otherwise disposing of your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from a redemption of shares or an exchange of shares between two mutual funds. Any such capital gain or loss realized upon a taxable disposition of shares will generally be long term if the shares were held for more than one year; otherwise, such gain or loss will be short term. Any capital loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. Additionally, any loss realized on a taxable disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.
Tax Status of the Fund. The Fund intends to qualify and be eligible for treatment each year as a regulated investment company (“RIC”). A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to its shareholders. However, the Fund’s failure to qualify as a RIC would result in fund level taxation and therefore a reduction in income available for distribution.
Net Investment Income Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent their income exceeds certain threshold amounts.
Backup Withholding. The Fund is required to withhold a portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your U.S. federal income tax liability.
Tax-Advantaged Accounts. Shareholders that invest in the Fund through a tax-advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends or gains from the disposition of Fund shares until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Buying a Dividend. The Fund’s distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment in the Fund (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund's NAV reflects income or gains that are either unrealized or realized but not distributed.
Foreign Shareholders. Foreign shareholders invested in the Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, the Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.
Foreign Taxes. Investment income and proceeds received by the Fund from sources within foreign countries may be subject to foreign withholding or other taxes. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of such taxes or an exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.
Cost Basis Reporting. The U.S. Internal Revenue Service (“IRS”) requires mutual fund companies and brokers to report on IRS Form 1099-B the cost basis on the disposition of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through the Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.
Please see the SAI for further information regarding tax matters.
Index Descriptions
The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
The Russell Midcap® Growth Index measures the performance of the mid-capitalization segment of the U.S. equity universe. The Russell Midcap® Growth Index includes those Russell Midcap® Index companies with relatively higher price-to-book ratios, higher Institutional Broker’s Estimate System (I/B/E/S) forecast medium term (2 year) growth, and higher sales per share historical growth (5 years). The Russell Midcap® Growth Index is provided by FTSE Russell.
The Russell Midcap® Index measures the performance of the mid-capitalization segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index, includes approximately 800 of the smallest securities (based on a combination of their market capitalization and current index membership), and represents approximately 27% of the total market capitalization of the Russell 1000® Index. The Russell Midcap® Index is provided by FTSE Russell.
FTSE Russell Index Data Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell 1000®” and “Russell 3000®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Financial Highlights
The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information, with the exception of the period ending November 30, 2025, has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya MidCap Opportunities Fund
Class A
11-30-25+	18.49	(0.05)•	0.76	0.71	—	—	—	—	—	19.20	3.84	1.22	1.18	1.18	(0.51)	252,926	46
05-31-25	18.67	(0.07)•	2.43	2.36	—	2.54	—	2.54	—	18.49	12.04	1.19	1.15	1.15	(0.39)	256,528	87
05-31-24	15.70	(0.09)•	3.23	3.14	—	0.17	—	0.17	—	18.67	20.10	1.25	1.20	1.20	(0.50)	260,381	70
05-31-23	14.66	(0.09)•	1.13	1.04	—	—	—	—	—	15.70	7.09	1.32	1.25	1.25	(0.57)	233,488	60
05-31-22	23.82	(0.17)•	(3.32)	(3.49)	—	5.67	—	5.67	—	14.66	(20.04)	1.23	1.21	1.21	(0.81)	246,265	62
05-31-21	20.41	(0.20)•	8.70	8.50	—	5.09	—	5.09	—	23.82	43.16	1.27	1.25	1.25	(0.87)	346,695	82
Class I
11-30-25+	25.74	(0.03)•	1.06	1.03	—	—	—	—	—	26.77	4.00	0.96	0.92	0.92	(0.25)	320,474	46
05-31-25	25.09	(0.04)•	3.23	3.19	—	2.54	—	2.54	—	25.74	12.28	0.96	0.92	0.92	(0.16)	326,618	87
05-31-24	20.98	(0.04)•	4.32	4.28	—	0.17	—	0.17	—	25.09	20.48	0.94	0.89	0.89	(0.18)	326,546	70
05-31-23	19.54	(0.05)•	1.49	1.44	—	—	—	—	—	20.98	7.37	1.02	0.93	0.93	(0.25)	301,910	60
05-31-22	29.83	(0.14)•	(4.48)	(4.62)	—	5.67	—	5.67	—	19.54	(19.77)	0.93	0.91	0.91	(0.51)	346,729	62
05-31-21	24.53	(0.16)•	10.55	10.39	—	5.09	—	5.09	—	29.83	43.65	0.94	0.92	0.92	(0.55)	504,762	82
Class R
11-30-25+	16.97	(0.07)•	0.71	0.64	—	—	—	—	—	17.61	3.77	1.47	1.43	1.43	(0.75)	2,735	46
05-31-25	17.36	(0.11)•	2.26	2.15	—	2.54	—	2.54	—	16.97	11.72	1.44	1.40	1.40	(0.64)	2,927	87
05-31-24	14.64	(0.12)•	3.01	2.89	—	0.17	—	0.17	—	17.36	19.84	1.50	1.45	1.45	(0.74)	2,683	70
05-31-23	13.71	(0.12)•	1.05	0.93	—	—	—	—	—	14.64	6.78	1.57	1.50	1.50	(0.82)	2,245	60
05-31-22	22.68	(0.21)•	(3.09)	(3.30)	—	5.67	—	5.67	—	13.71	(20.23)	1.48	1.46	1.46	(1.05)	2,241	62
05-31-21	19.65	(0.25)•	8.37	8.12	—	5.09	—	5.09	—	22.68	42.86	1.52	1.50	1.50	(1.12)	3,388	82
Class R6
11-30-25+	26.30	(0.02)•	1.08	1.06	—	—	—	—	—	27.36	4.03	0.88	0.84	0.84	(0.16)	103,569	46
05-31-25	25.56	(0.02)•	3.30	3.28	—	2.54	—	2.54	—	26.30	12.41	0.87	0.83	0.83	(0.07)	102,197	87
05-31-24	21.35	(0.03)•	4.41	4.38	—	0.17	—	0.17	—	25.56	20.59	0.88	0.83	0.83	(0.13)	94,763	70
05-31-23	19.87	(0.03)•	1.51	1.48	—	—	—	—	—	21.35	7.45	0.90	0.83	0.83	(0.15)	98,415	60
05-31-22	30.22	(0.12)•	(4.56)	(4.68)	—	5.67	—	5.67	—	19.87	(19.71)	0.85	0.83	0.83	(0.43)	95,140	62
05-31-21	24.78	(0.14)•	10.67	10.53	—	5.09	—	5.09	—	30.22	43.78	0.86	0.84	0.84	(0.47)	162,052	82

Accompanying Notes to Financial Highlights
(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable.
(2)
Ratios reflect operating expenses of the Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Fund. Net investment income (loss) is net of all such additions or reductions.
(3)
Ratios do not include expenses of Underlying Funds.
+
Unaudited.
•
Calculated using average number of shares outstanding throughout the year or period.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of April 6, 2026:
Baron Growth Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
[ ]

MidCap Opps Fund
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
[ ]

*
On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on April 6, 2026.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
[ ], a [ ] corporation, may be deemed a control person of [ ]. [ ] is an indirect subsidiary of [ ].
C-1

[ ]

PART B

STATEMENT OF ADDITIONAL INFORMATION
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
1-800-992-0180

April 22, 2026
ACQUISITION OF THE ASSETS OF: VY® Baron Growth Portfolio (A series of Voya Partners, Inc.)	BY AND IN EXCHANGE FOR SHARES OF: Voya MidCap Opportunities Fund (A series of Voya Equity Trust)

This Statement of Additional Information (“SAI”) of Voya MidCap Opportunities Fund (the “Acquiring Fund”) is available to the shareholders of VY® Baron Growth Portfolio (the “Target Fund”), in connection with a proposed transaction whereby all of the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund.
This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:
1.
The Statement of Additional Information dated May 1, 2025, as supplemented, for the Target Fund (File No. 811-08319);
2.
The Statement of Additional Information dated September 30, 2025, as supplemented, for the Acquiring Fund (File No. 811-08817);
3.
The audited annual financial statements and other information filed on Form N-CSR which covers the period ended December 31, 2025 for the Target Fund (File No. 811-08319);
4.
The audited annual financial statements and other information filed on Form N-CSR which covers the period ended May 31, 2025 for the Acquiring Fund (File No. 811-08817); and
5.
The unaudited financial statements and other information filed on Form N-CSRS which covers the sixth-month period ended November 30, 2025 for the Acquiring Fund (File No. 811-08817).
No other parts of the annual and semi-annual financial statements and other information, as applicable, filed on Form N-CSR and Form N-CSRS are incorporated herein by reference.
This SAI is not a prospectus. A Proxy Statement/Prospectus dated April 22, 2026, relating to the reorganization described above (the “Reorganization”) may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180. This SAI should be read in conjunction with the Proxy Statement/Prospectus.
1

Supplemental Financial Information
Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.
Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.
A table showing the fees and expenses of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “How do the Annual Fund Operating Expenses compare?” of the Proxy Statement/Prospectus.
The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made in the ordinary course to the Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.
There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.
(Remainder of this page intentionally left blank.)
2

7337 EAST DOUBLETREE RANCH ROAD SUITE 100

SCOTTSDALE, ARIZONA 85258-2034

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

SCAN TO w

VIEW MATERIALS &VOTE

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the online directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 2, 2026.

V88459-S34795	KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.

1.To approve an Agreement and Plan of Reorganization by and between Voya Partners, Inc., on behalf of its series, VY® Baron Growth Portfolio ("Baron Growth Portfolio"), and Voya Equity Trust, on behalf of its series, Voya MidCap Opportunities Fund ("MidCap Opps Fund"), providing for the reorganization of Baron Growth Portfolio with and into MidCap Opps Fund (the "Reorganization");

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

To avoid the added cost of follow-up solicitations and possible adjournments, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this Proxy Ballot and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

For Against Abstain

☐    ☐    ☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials

for the Shareholder Meeting to be Held on July 2, 2026

The Proxy Statement for the Special Meeting of Shareholders and the Notice of Special Meeting of Shareholders

are available at: www.proxyvote.com/voya

V88460-S34795

VY® BARON GROWTH PORTFOLIO

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby appoints Joanne F. Osberg and Todd Modic, or any one or both of them, as proxies, with full power of substitution, to vote all shares of the Portfolio referenced above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on July 2, 2026 at 1:00 p.m. MST, and at any adjournment(s) or postponement(s) thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. To register to attend the Virtual Shareholder Meeting visit the website: https://www.viewproxy.com/voyabaron/broadridgevsm/.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C.
OTHER INFORMATION
Item 15. Indemnification
Section 4.3 of the Trust’s Declaration of Trust provides the following:
(a)
Subject to the exceptions and limitations contained in paragraph (b) below:
(i)
every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and
(ii)
the words “claim”, “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)
No indemnification shall be provided hereunder to a Trustee or officer:
(i)
against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:
(A)
by the court or other body approving the settlement or other disposition; or
(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.
(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.
(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:
(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or
(ii)
a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.
As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.
Item 16. Exhibits
16 (1)(a)
Amended and Restated Declaration of Trust for ING Equity Trust (the “Trust”), dated February 25, 2003 (the
“Declaration of Trust”) – Filed as an Exhibit to Post-Effective Amendment No. 43 to the Trust’s Form N-1A
Registration Statement on September 30, 2003 and incorporated herein by reference.

16 (1)(b)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
dated April 21, 2003 (establish ING Principal Protection Fund VIII) – Filed as an Exhibit to Post-Effective
Amendment No. 46 to the Trust’s Form N-1A Registration Statement on January 9, 2004 and incorporated herein by reference.

16 (1)(c)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 2, 2003
(redesignation of ING Research Enhanced Index Fund to ING Disciplined LargeCap Fund) – Filed as an Exhibit
to Post-Effective Amendment No. 46 to the Trust’s Form N-1A Registration Statement on January 9, 2004 and
incorporated herein by reference.

16 (1)(d)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
dated November 1, 2003 (establish ING Principal Protection Fund IX) – Filed as an Exhibit to Post-Effective
Amendment No. 46 to the Trust’s Form N-1A Registration Statement on January 9, 2004 and incorporated herein by reference.

16 (1)(e)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated January 20, 2004 (establish ING Principal Protection Fund X) – Filed as an Exhibit to
Post-Effective Amendment No. 50 to the Trust’s Form N-1A Registration Statement on April 5, 2004 and
incorporated herein by reference.

16 (1)(f)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective November 11, 2003 (establish ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 49 to the Trust’s Form N-1A Registration Statement on January 27, 2004 and incorporated herein by reference.

16 (1)(g)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective November 11, 2003 (abolish Class Q shares from ING Principal Protection Fund VIII and
ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Trust’s Form
N-1A Registration Statement on April 5, 2004 and incorporated herein by reference.

16 (1)(h)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated February 25, 2004 (establish ING Principal Protection Fund XI) – Filed as an Exhibit to
Post-Effective Amendment No. 52 to the Trust’s Form N-1A Registration Statement on May 7, 2004 and
incorporated herein by reference.

16 (1)(i)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective June 15, 2004 (establish Class O shares for ING Financial Services Fund and ING Real
Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Trust’s Form N-1A Registration
Statement on June 14, 2004 and incorporated herein by reference.

16 (1)(j)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective August 25, 2003 (abolish Class Q shares from ING Principal Protection Fund VII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration Statement on
September 27, 2004 and incorporated herein by reference.

16 (1)(k)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective September 2, 2003 (abolish Class Q shares from ING Principal Protection Fund V) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration Statement on
September 27, 2004 and incorporated herein by reference.

16 (1)(l)
Abolition of Series of Shares of Beneficial Interest, dated October 16, 2003 (abolish ING Large Company Value
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration
Statement on September 27, 2004 and incorporated herein by reference.

16 (1)(m)
Abolition of Series of Shares of Beneficial Interest, dated April 17, 2004 (abolish ING Growth Opportunities
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration
Statement on September 27, 2004 and incorporated herein by reference.

16 (1)(n)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated September 2, 2004 (establish ING Principal Protection Fund XII) – Filed as an Exhibit to
Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration Statement on September 27, 2004 and
incorporated herein by reference.

16 (1)(o)
Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund), effective September 3, 2004 –
Filed as an Exhibit to Post-Effective Amendment No. 61 to the Trust’s Form N-1A Registration Statement on
November 12, 2004 and incorporated herein by reference.

16 (1)(p)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective January 31, 2005 (establish ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 63 to the Trust’s Form N-1A Registration Statement on
January 25, 2005 and incorporated herein by reference.

16 (1)(q)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated January 17, 2005 (establish ING Principal Protection Fund XIII) – Filed as an Exhibit to
Post-Effective Amendment No. 63 to the Trust’s Form N-1A Registration Statement on January 25, 2005 and
incorporated herein by reference.

16 (1)(r)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated February 1, 2005 (establish ING Principal Protection Fund XIV) – Filed as an Exhibit to
Post-Effective Amendment No. 63 to the Trust’s Form N-1A Registration Statement on January 25, 2005 and
incorporated herein by reference.

16 (1)(s)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective April 29, 2005 (establish Class I shares for ING MidCap Value Choice Fund and ING
SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Trust’s Form
N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

16 (1)(t)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective December 12, 2005 (establish ING Fundamental Research Fund and ING Opportunistic LargeCap
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Trust’s Form N-1A Registration
Statement on December 23, 2005 and incorporated herein by reference.

16 (1)(u)
Abolition of Series of Shares of Beneficial Interest, dated March 30, 2006 (abolish ING Equity and Bond Fund)
– Filed as an Exhibit to Post-Effective Amendment No. 73 to the Trust’s Form N-1A Registration Statement on
September 22, 2006 and incorporated herein by reference.

16 (1)(v)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective June 6, 2006 (abolish Class Q shares from ING Principal Protection Fund II, ING Principal
Protection Fund III, and ING Principal Protection Fund VI) – Filed as an Exhibit to Post-Effective Amendment
No. 73 to the Trust’s Form N-1A Registration Statement on September 22, 2006 and incorporated herein by reference.

16 (1)(w)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006
(redesignation of ING Principal Protection Fund to ING Index Plus LargeCap Equity Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 74 to the Trust’s Form N-1A Registration Statement on October 10,
2006 and incorporated herein by reference.

16 (1)(x)
Abolition of Series of Shares of Beneficial Interest, dated October 24, 2006 (abolish ING Convertible Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on
July 26, 2007 and incorporated herein by reference.

16 (1)(y)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006
(redesignation of ING MidCap Value Choice Fund to ING Value Choice Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on July 26, 2007 and
incorporated herein by reference.

16 (1)(z)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007
(redesignation of ING Principal Protection Fund II to ING Index Plus LargeCap Equity Fund II) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on July 26, 2007
and incorporated herein by reference.

16 (1)(aa)
Abolition of Series of Shares of Beneficial Interest, dated March 12, 2007 (abolish ING Disciplined Large Cap
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration
Statement on July 26, 2007 and incorporated herein by reference.

16 (1)(bb)
Abolition of Series of Shares of Beneficial Interest, dated May 30, 2007 (abolish ING MidCap Value Fund and
ING SmallCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form
N-1A Registration Statement on July 26, 2007 and incorporated herein by reference.

16 (1)(cc)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007
(redesignation of ING Principal Protection Fund III to ING Index Plus LargeCap Equity Fund III) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on July 26, 2007
and incorporated herein by reference.

16 (1)(dd)
Abolition of Series of Shares of Beneficial Interest, dated October 19, 2004 (abolish ING Tax Efficient Equity
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 82 to the Trust’s Form N-1A Registration
Statement on September 27, 2007 and incorporated herein by reference.

16 (1)(ee)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 9, 2007
(redesignation of ING Principal Protection Fund IV to ING Index Plus LargeCap Equity Fund IV) – Filed as an
Exhibit to Post-Effective Amendment No. 83 to the Trust’s Form N-1A Registration Statement on October 4,
2007 and incorporated herein by reference.

16 (1)(ff)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective November 19, 2007 (establish ING Equity Dividend Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 86 to the Trust’s Form N-1A Registration Statement on December 3, 2007 and incorporated herein by reference.

16 (1)(gg)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective November 19, 2007 (establish Class W shares for ING LargeCap Value Fund, ING
Opportunistic LargeCap Fund, ING Real Estate Fund, ING SmallCap Opportunities Fund, ING SmallCap Value
Choice Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 87 to the
Trust’s Form N-1A Registration Statement on December 14, 2007 and incorporated herein by reference.

16 (1)(hh)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 23, 2008
(redesignation of ING Principal Protection Fund V to ING Index Plus LargeCap Equity Fund V) – Filed as an
Exhibit to Post-Effective Amendment No. 88 to the Trust’s Form N-1A Registration Statement on January 22,
2008 and incorporated herein by reference.

16 (1)(ii)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 23, 2008
(redesignation of ING Principal Protection Fund VI to ING Index Plus LargeCap Equity Fund VI) – Filed as an
Exhibit to Post-Effective Amendment No. 90 to the Trust’s Form N-1A Registration Statement on April 23, 2008
and incorporated herein by reference.

16 (1)(jj)
Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share,
effective May 30, 2008 (establish Class O shares for ING MidCap Opportunities Fund and ING Value Choice
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Trust’s Form N-1A Registration
Statement on June 4, 2008 and incorporated herein by reference.

16 (1)(kk)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 27, 2008
(redesignation of ING Principal Protection Fund VII to ING Index Plus LargeCap Equity Fund VII) – Filed as
an Exhibit to Post-Effective Amendment No. 93 to the Trust’s Form N-1A Registration Statement on June 23,
2008 and incorporated herein by reference.

16 (1)(ll)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 23, 2008
(redesignation of ING Principal Protection Fund VIII to ING Index Plus LargeCap Equity Fund VIII) – Filed as
an Exhibit to Post-Effective Amendment No. 97 to the Trust’s Form N-1A Registration Statement on
December 18, 2008 and incorporated herein by reference.

16 (1)(mm)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 22, 2009
(redesignation of ING Principal Protection Fund IX to ING Index Plus LargeCap Equity Fund IX) – Filed as an
Exhibit to Post-Effective Amendment No. 99 to the Trust’s Form N-1A Registration Statement on April 15, 2009
and incorporated herein by reference.

16 (1)(nn)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective June 1, 2009 (establish Class W shares for ING Equity Dividend Fund and ING MidCap
Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 100 to the Trust’s Form N-1A
Registration Statement on May 29, 2009 and incorporated herein by reference.

16 (1)(oo)
Plan of Liquidation and Dissolution of Series (ING Index Plus LargeCap Equity Fund VIII), effective July 13,
2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Trust’s Form N-1A Registration
Statement on August 14, 2009 and incorporated herein by reference.

16 (1)(pp)
Plan of Liquidation and Dissolution of Series (ING Index Plus LargeCap Equity Fund IX), effective July 13,
2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Trust’s Form N-1A Registration
Statement on August 14, 2009 and incorporated herein by reference.

16 (1)(qq)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective August 17, 2009
(redesignation of ING Principal Protection Fund X to ING Index Plus LargeCap Equity Fund X) – Filed as an
Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on
September 24, 2010 and incorporated herein by reference.

16 (1)(rr)
Abolition of Series of Shares of Beneficial Interest, dated September 14, 2009 (abolish ING Index Plus
LargeCap Equity Fund VIII and ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to
Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on September 24, 2010
and incorporated herein by reference.

16 (1)(ss)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective September 30, 2009 (establish Class W shares for ING Growth
Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Trust’s Form N-1A
Registration Statement on September 25, 2009 and incorporated herein by reference.

16 (1)(tt)
Certificate of Amendment of Declaration of Trust, effective November 20, 2009 (amend Section 5.13 of the
Declaration of Trust) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A
Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(uu)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective December 7, 2009 (abolish Class Q shares from ING Growth Opportunities Fund, ING
MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on
September 24, 2010 and incorporated herein by reference.

16 (1)(vv)
Abolition of Series of Shares of Beneficial Interest, dated February 8, 2010 (abolish ING SmallCap Value
Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A
Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(ww)
Abolition of Series of Shares of Beneficial Interest, dated March 25, 2010 (abolish ING Principal Protection
Fund XIII and ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 106
to the Trust’s Form N-1A Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(xx)
Plan of Liquidation and Dissolution of Series (ING Index Plus LargeCap Equity Fund X), effective
September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A
Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(yy)
Plan of Liquidation and Dissolution of Series (ING Principal Protection Fund XI), effective September 14, 2009
– Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on
September 24, 2010 and incorporated herein by reference.

16 (1)(zz)
Plan of Liquidation and Dissolution of Series (ING Principal Protection Fund XII), effective December 1, 2009
– Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on
September 24, 2010 and incorporated herein by reference.

16 (1)(aaa)
Plan of Recapitalization (recapitalization of Class Q shares as Class W shares for ING Growth Opportunities
Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund),
effective September 10, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form
N-1A Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(bbb)
Abolition of Series of Shares of Beneficial Interest, dated June 28, 2010 (abolish ING Index Plus LargeCap
Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No.
106 to the Trust’s Form N-1A Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(ccc)
Abolition of Series of Shares of Beneficial Interest, dated August 23, 2010 (abolish ING Opportunistic LargeCap
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration
Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(ddd)
Abolition of Series of Shares of Beneficial Interest, dated January 2, 2011 (abolish ING Index Plus LargeCap
Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No.
109 to the Trust’s Form N-1A Registration Statement on August 4, 2011 and incorporated herein by reference.

16 (1)(eee)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective July 1, 2011 (establish Class R shares for ING Equity Dividend Fund, ING MidCap
Opportunities Fund, ING Real Estate Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 109 to the Trust’s Form N-1A Registration Statement on August 4, 2011 and incorporated herein by reference.

16 (1)(fff)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective July 1, 2011 (establish Class R shares for ING Growth Opportunities Fund and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the
Trust’s Form N-1A Registration Statement on August 4, 2011 and incorporated herein by reference.

16 (1)(ggg)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective July 15, 2011 (establish ING Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment
No. 111 to the Trust’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

16 (1)(hhh)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective May 18, 2012
(redesignation of ING Equity Dividend Fund to ING Large Cap Value Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 113 to the Trust’s Form N-1A Registration Statement on July 27, 2012 and
incorporated herein by reference.

16 (1)(iii)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective January 9, 2013 (establish Class O shares for ING Large Cap Value Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 120 to the Trust’s Form N-1A Registration Statement on January 25,
2013 and incorporated herein by reference.

16 (1)(jjj)
Amended Certificate of Establishment and Designation of Series and Classes of Beneficial Interest, Par Value
$0.01 Per Share, effective May 22, 2013 (establish Class R6 shares for ING SmallCap Opportunities Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 126 to the Trust’s Form N-1A Registration Statement on
May 31, 2013 and incorporated herein by reference.

16 (1)(kkk)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective May 22, 2013 (establish Class R6 shares for ING Large Cap Value Fund and ING MidCap
Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 126 to the Trust’s Form N-1A
Registration Statement on May 31, 2013 and incorporated herein by reference.

16 (1)(lll)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 17, 2007
(redesignation of ING SmallCap Value Choice Fund to ING SmallCap Value Multi-Manager Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration Statement on
September 25, 2013 and incorporated herein by reference.

16 (1)(mmm)
Abolition of Series of Shares of Beneficial Interest, dated September 29, 2008 (abolish ING LargeCap Value
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration
Statement on September 25, 2013 and incorporated herein by reference.

16 (1)(nnn)
Abolition of Series of Shares of Beneficial Interest, dated November 10, 2008 (abolish ING Index Plus
LargeCap Equity Fund, ING Index Plus LargeCap Equity Fund II, ING Index Plus LargeCap Equity Fund III,
ING Index Plus LargeCap Equity Fund IV, ING Index Plus LargeCap Equity Fund V, ING Index Plus LargeCap
Equity Fund VI, and ING Index Plus LargeCap Equity Fund VII) – Filed as an Exhibit to Post-Effective
Amendment No. 129 to the Trust’s Form N-1A Registration Statement on September 25, 2013 and incorporated herein by reference.

16 (1)(ooo)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 26, 2009
(redesignation of ING LargeCap Growth Fund to ING Growth Opportunities Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration Statement on September 25, 2013
and incorporated herein by reference.

16 (1)(ppp)
Abolition of Series of Shares of Beneficial Interest, dated February 9, 2009 (abolish ING Financial Services
Fund and ING Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the
Trust’s Form N-1A Registration Statement on September 25, 2013 and incorporated herein by reference.

16 (1)(qqq)
Abolition of Series of Shares of Beneficial Interest, dated January 3, 2011 (abolish ING Principal Protection
Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration
Statement on September 25, 2013 and incorporated herein by reference.

16 (1)(rrr)
Abolition of Series of Shares of Beneficial Interest, dated July 15, 2013 (abolish ING Value Choice Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration Statement on
September 25, 2013 and incorporated herein by reference.

16 (1)(sss)
Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective
May 1, 2014 (redesignation of ING Equity Trust to Voya Equity Trust, ING Growth Opportunities Fund to Voya
Growth Opportunities Fund, ING Large Cap Value Fund to Voya Large Cap Value Fund, ING MidCap
Opportunities Fund to Voya MidCap Opportunities Fund, ING Mid Cap Value Fund to Voya Multi-Manager Mid
Cap Value Fund, ING Real Estate Fund to Voya Real Estate Fund, and ING SmallCap Opportunities Fund to
Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Trust’s
Form N-1A Registration Statement on May 29, 2014 and incorporated herein by reference.

16 (1)(ttt)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective June 11, 2014 (establish Class R6 shares for Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 133 to the Trust’s Form N-1A Registration Statement on June 27, 2014 and
incorporated herein by reference.

16 (1)(uuu)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective April 24, 2015 (establish Class R6 shares for Voya Growth Opportunities
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Trust’s Form N-1A Registration
Statement on May 22, 2015 and incorporated herein by reference.

16 (1)(vvv)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 23, 2015
(redesignation of Voya Growth Opportunities Fund to Voya Large-Cap Growth Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 144 to the Trust’s Form N-1A Registration Statement on September 27, 2016
and incorporated herein by reference.

16 (1)(www)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective November 22, 2016 (establish Voya SMID Cap Growth Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 146 to the Trust’s Form N-1A Registration Statement on December 2, 2016 and incorporated herein by reference.

16 (1)(xxx)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective November 22, 2016 (establish Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 146 to the Trust’s Form N-1A Registration Statement on December 2, 2016 and
incorporated herein by reference.

16 (1)(yyy)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective March 1, 2017 (abolish Class T shares from Voya SmallCap Opportunities
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Trust’s Form N-1A Registration
Statement on September 26, 2018 and incorporated herein by reference.

16 (1)(zzz)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective March 3, 2017 (establish Class T shares for Voya Large-Cap Growth Fund and Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the
Trust’s Form N-1A Registration Statement on May 25, 2017 and incorporated herein by reference.

16 (1)(aaaa)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective March 3, 2017 (establish Class T shares for Voya Large Cap Value Fund, Voya MidCap
Opportunities Fund, Voya Real Estate Fund, Voya SMID Cap Growth Fund, and Voya U.S. High Dividend Low
Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Trust’s Form N-1A
Registration Statement on May 25, 2017 and incorporated herein by reference.

16 (1)(bbbb)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective May 8, 2017 (abolish Class B shares from Voya Large-Cap Growth Fund and Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 154 to the
Trust’s Form N-1A Registration Statement on November 15, 2017 and incorporated herein by reference.

16 (1)(cccc)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective May 8, 2017 (abolish Class B shares from Voya Large Cap Value Fund, Voya MidCap
Opportunities Fund, and Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 154 to
the Trust’s Form N-1A Registration Statement on November 15, 2017 and incorporated herein by reference.

16 (1)(dddd)
Amended Establishment and Designation and Amended Certificate of Establishment and Designation of Series
and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 12, 2018 (establish
Class P3 shares for Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities
Fund, Voya Multi-Manager Mid Cap Value Fund, Voya Real Estate Fund, Voya SmallCap Opportunities Fund,
and Voya SMID Cap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 156 to the Trust’s
Form N-1A Registration Statement on February 7, 2018 and incorporated herein by reference.

16 (1)(eeee)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective September 18, 2018 (establish Class P3 shares for Voya U.S. High Dividend Low Volatility
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Trust’s Form N-1A Registration
Statement on September 26, 2018 and incorporated herein by reference.

16 (1)(ffff)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective January 28, 2019 (establish Class P shares for Voya Multi-Manager Mid Cap Value Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 162 to the Trust’s Form N-1A Registration Statement on
February 26, 2019 and incorporated herein by reference.

16 (1)(gggg)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective June 3, 2019 (establish Voya Corporate Leaders 100 Fund II, Voya Global Multi-Asset Fund II, Voya
Mid Cap Research Enhanced Index Fund II, and Voya Small Company Fund II) – Filed as an Exhibit to
Post-Effective Amendment No. 166 to the Trust’s Form N-1A Registration Statement on September 27, 2019
and incorporated herein by reference.

16 (1)(hhhh)
Certificate of Amendment of Amended and Restated Declaration of Trust, effective September 12, 2019 (amend
Section 2.11 of the Declaration of Trust) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the
Trust’s Form N-1A Registration Statement on September 28, 2020 and incorporated herein by reference.

16 (1)(iiii)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective September 23, 2019 (establish Class R6 shares for Voya U.S. High Dividend Low Volatility
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Trust’s Form N-1A Registration
Statement on September 27, 2019 and incorporated herein by reference.

16 (1)(jjjj)
Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective
November 8, 2019 (redesignation of Voya Corporate Leaders 100 Fund II to Voya Corporate Leaders 100 Fund,
Voya Global Multi-Asset Fund II to Voya Global Multi-Asset Fund, Voya Mid Cap Research Enhanced Index
Fund II to Voya Mid Cap Research Enhanced Index Fund, and Voya Small Company Fund II to Voya Small
Company Fund) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Trust’s Form N-1A
Registration Statement on September 28, 2020 and incorporated herein by reference.

16 (1)(kkkk)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective November 25, 2019 (abolish Class O shares from Voya Corporate Leaders 100 Fund, Voya
Global Multi-Asset Fund, Voya Large Cap Value Fund, Voya Mid Cap Research Enhanced Index Fund, Voya
MidCap Opportunities Fund, Voya Real Estate Fund, and Voya Small Company Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 171 to the Trust’s Form N-1A Registration Statement on September 28, 2020
and incorporated herein by reference.

16 (1)(llll)
Plan of Liquidation and Dissolution of Series (Voya SMID Cap Growth Fund), effective January 29, 2020 –
Filed as an Exhibit to Post-Effective Amendment No. 171 to the Trust’s Form N-1A Registration Statement on
September 28, 2020 and incorporated herein by reference.

16 (1)(mmmm)
Abolition of Series of Shares of Beneficial Interest, dated March 27, 2020 (abolish Voya Real Estate Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 171 to the Trust’s Form N-1A Registration Statement on
September 28, 2020 and incorporated herein by reference.

16 (1)(nnnn)
Abolition of Series of Shares of Beneficial Interest, dated July 28, 2021 (abolish Voya SMID Cap Growth Fund)
– Filed as an Exhibit to Post-Effective Amendment No. 173 to the Trust’s Form N-1A Registration Statement on
September 24, 2021 and incorporated herein by reference.

16 (1)(oooo)
Certificate of Amendment of Amended and Restated Declaration of Trust, dated July 23, 2021 (amend
Section 10.7 of the Declaration of Trust) – Filed as an Exhibit to Post-Effective Amendment No. 175 to the
Trust’s Form N-1A Registration Statement on March 8, 2022 and incorporated herein by reference.

16 (1)(pppp)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective February 10, 2022 (establish Voya Small Cap Growth Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 175 to the Trust’s Form N-1A Registration Statement on March 8, 2022 and incorporated herein by reference.

16 (1)(qqqq)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective May 27, 2022 (establish Class A, Class C, Class P3, Class R, Class T, and Class W shares for Voya Small Cap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 176 to the Trust’s
Form N-1A Registration Statement on July 25, 2022 and incorporated herein by reference.

16 (1)(rrrr)
Amended Establishment and Designation and Amended Certificate of Establishment and Designation of Series
and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 30, 2022 (abolish
Class P3 shares from Voya Corporate Leaders 100 Fund, Voya Large Cap Value Fund, Voya Large-Cap Growth
Fund, Voya Mid Cap Research Enhanced Index Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager
Mid Cap Value Fund, Voya Small Cap Growth Fund, Voya Small Company Fund, Voya SmallCap Opportunities
Fund, and Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (1)(ssss)
Abolition of Series of Shares of Beneficial Interest, dated October 26, 2022 (abolish Voya SmallCap
Opportunities Fund) – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A
Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (1)(tttt)
Establishment and Designation of Series of Beneficial Interest, Par Value $0.01 Per Share, effective
December 13, 2022 (establish Voya VACS Series MCV Fund) – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (1)(uuuu)
Amended Establishment and Designation and Amended Certificate of Establishment and Designation of Series
and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 12, 2023 (abolish
Class T shares for Voya Corporate Leaders 100 Fund, Voya Global Multi-Asset Fund, Voya Large Cap Value
Fund, Voya Large-Cap Growth Fund, Voya Mid Cap Research Enhanced Index Fund, Voya MidCap
Opportunities Fund, Voya Small Cap Growth Fund, Voya Small Company Fund, and Voya U.S. High Dividend
Low Volatility Fund) – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A
Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (1)(vvvv)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective May 1, 2023 (abolish Class P shares for Voya Multi-Manager Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 179 to the Trust’s Form N-1A Registration Statement on
September 28, 2023 and incorporated herein by reference.

16 (1)(wwww)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 16, 2025
(redesignate Voya Global Multi-Asset Fund as Voya Global Income & Growth Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 184 to the Trust’s Form N-1A Registration Statement on July 24, 2025 and
incorporated herein by reference.

16 (1)(xxxx)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective July 28, 2025
(redesignate Voya Mid Cap Research Enhanced Index Fund as Voya MI Dynamic SMID Cap Fund) – Filed as
an Exhibit to Post-Effective Amendment No. 186 to the Trust’s Form N-1A Registration Statement on
September 22, 2025 and incorporated herein by reference.

16 (1)(yyyy)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective September 30, 2025 (establish Class R6 shares for Voya MI Dynamic SMID Cap Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 186 to the Trust’s Form N-1A Registration Statement on
September 22, 2025 and incorporated herein by reference.

16 (2)
Amended and Restated By-Laws of the Trust, dated March 18, 2018 – Filed as an Exhibit to Post-Effective
Amendment No. 159 to the Trust’s Form N-1A Registration Statement on September 26, 2018 and incorporated herein by reference.

16 (3)	Not applicable.
16 (4)(a)
Form of Agreement and Plan of Reorganization by and between Voya Equity Trust, on behalf of its series, Voya
MidCap Opportunities Fund, and Voya Partners, Inc., on behalf of its series, VY® Baron Growth Portfolio –
Attached as Appendix A to the Combined Proxy Statement/Prospectus.

16 (5)	Not applicable.
16 (6)(a)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
on May 1, 2015, between the Trust and Voya Investments, LLC (the “Amended and Restated Investment
Management Agreement”) – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Trust’s Form N-1A
Registration Statement on May 22, 2015 and incorporated herein by reference.

16 (6)(a)(i)
Amended Schedule A, dated October 16, 2025, to the Amended and Restated Investment Management
Agreement – Filed as an Exhibit to Post-Effective Amendment No. 186 to the Trust’s Form N-1A Registration
Statement on September 22, 2025 and incorporated herein by reference.

16 (6)(a)(ii)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Trust’s Form N-1A Registration
Statement on September 28, 2020 and incorporated herein by reference.

16 (6)(b)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
on May 1, 2015, between the Trust and Voya Investments, LLC with regard to Voya Large-Cap Growth Fund –
Filed as an Exhibit to Post-Effective Amendment No. 138 to the Trust’s Form N-1A Registration Statement on
May 22, 2015 and incorporated herein by reference.

16 (6)(b)(i)
Amended Schedule A, dated August 1, 2017, to the Amended and Restated Investment Management Agreement,
dated November 18, 2014, as amended and restated on May 1, 2015, between the Trust and Voya Investments,
LLC with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 152
to the Trust’s Form N-1A Registration Statement on September 26, 2017 and incorporated herein by reference.

16 (6)(b)(ii)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement, dated November 18, 2014, as amended and restated on May 1, 2015, between the Trust and Voya
Investments, LLC with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective
Amendment No. 171 to the Trust’s Form N-1A Registration Statement on September 28, 2020 and incorporated herein by reference.

16 (6)(c)
Sub-Advisory Agreement, effective November 18, 2014, between Voya Investments, LLC and Voya Investment
Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Trust’s Form N-1A
Registration Statement on March 27, 2015 and incorporated herein by reference.

16 (6)(c)(i)
Amended Schedule A (with redaction), dated July 28, 2025, to the Sub-Advisory Agreement effective
November 18, 2014, between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an
Exhibit to Post-Effective Amendment No. 186 to the Trust’s Form N-1A Registration Statement on
September 22, 2025 and incorporated herein by reference.

16 (6)(d)
Sub-Sub-Advisory Agreement (with redaction), effective June 1, 2022, between Voya Investment Management
Co. LLC and Voya Investment Management (UK) Limited with regard to Voya Small Company Fund – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Trust’s Form N-1A Registration Statement on
September 27, 2022 and incorporated herein by reference.

16 (6)(e)
Sub-Sub-Advisory Agreement (with redaction), effective July 28, 2025, between Voya Investment Management
Co. LLC and Voya Investment Management (UK) Limited with regard to Voya MI Dynamic SMID Cap Fund –
Filed as an Exhibit to Post-Effective Amendment No. 186 to the Trust’s Form N-1A Registration Statement on
September 22, 2025 and incorporated herein by reference.

16 (6)(f)
Sub-Advisory Agreement (with redaction), dated March 17, 2023, between Voya Investments, LLC and Victory
Capital Management Inc. with regard to Voya Multi-Manager Mid Cap Value Fund and Voya VACS Series MCV
Fund – Filed as an Exhibit to Post-Effective Amendment No. 179 to the Trust’s Form N-1A Registration
Statement on September 28, 2023 and incorporated herein by reference.

16 (6)(g)
Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Trust’s Form N-1A Registration Statement on
September 27, 2016 and incorporated herein by reference.

16 (6)(g)(i)
Expense Limitation Recoupment Letter, dated January 1, 2016, between Voya Investments, LLC and the Trust with regard to Voya MidCap Opportunities Fund and Voya SmallCap Opportunities Fund – Filed as an Exhibit
to Post-Effective Amendment No. 144 to the Trust’s Form N-1A Registration Statement on September 27, 2016
and incorporated herein by reference.

16 (6)(g)(ii)
Fee Waiver Letter, dated October 1, 2025, between Voya Investments, LLC and the Trust with regard to Voya
MidCap Opportunities Fund, for the period from October 1, 2025 through October 1, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Trust’s Form N-1A Registration Statement on July 24, 2025 and
incorporated herein by reference.

16 (6)(g)(iii)
Fee Waiver Letter, dated October 1, 2024, between Voya Investments, LLC and the Trust with regard to Voya
Large Cap Value Fund, for the period from October 1, 2024 through October 1, 2025 – Filed as an Exhibit to
Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration Statement on July 22, 2024 and
incorporated herein by reference.

16 (6)(g)(iv)
Fee Waiver Letter, dated October 1, 2025, between Voya Investments, LLC and the Trust with regard to Voya
Corporate Leaders® 100 Fund, for the period from October 1, 2025 through October 1, 2026 – Filed as an
Exhibit to Post-Effective Amendment No. 184 to the Trust’s Form N-1A Registration Statement on July 24,
2025 and incorporated herein by reference.

16 (6)(g)(v)
Fee Waiver Letter, dated October 1, 2025, between Voya Investments, LLC and the Trust with regard to Voya
MI Dynamic SMID Cap Fund (formerly, Voya Mid Cap Research Enhanced Index Fund) (Class R6 shares), for the period from October 1, 2025 through October 1, 2026 – Filed as an Exhibit to Post-Effective Amendment
No. 186 to the Trust’s Form N-1A Registration Statement on September 22, 2025 and incorporated herein by reference.

16 (6)(g)(vi)
Fee Waiver Letter, dated October 1, 2025, between Voya Investments, LLC and the Trust with regard to Voya
MI Dynamic SMID Cap Fund (formerly, Voya Mid Cap Research Enhanced Index Fund), for the period from
October 1, 2025 through October 1, 2026 – Filed as an Exhibit to Post-Effective Amendment No. 186 to the
Trust’s Form N-1A Registration Statement on September 22, 2025 and incorporated herein by reference.

16 (6)(g)(vii)
Amended Schedule A, effective October 1, 2025, to the Expense Limitation Agreement, effective January 1,
2016, between Voya Investments, LLC and the Trust – Filed as an Exhibit to Post-Effective Amendment No.
180 to the Trust’s Form N-1A Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (6)(h)
Amended and Restated Expense Limitation Agreement, effective January 1, 2016, as amended and restated on
May 31, 2017, by and among Voya Investments, LLC, Voya Investments Distributor, LLC and the Trust, with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 149 to the
Trust’s Form N-1A Registration Statement on May 25, 2017 and incorporated herein by reference.

16 (6)(h)(i)
Amended Schedule A, effective May 1, 2023, to the Amended and Restated Expense Limitation Agreement,
effective January 1, 2016, as amended and restated on May 31, 2017, by and among Voya Investments, LLC,
Voya Investments Distributor, LLC and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 181 to
the Trust’s Form N-1A Registration Statement on September 26, 2024 and incorporated herein by reference.

16 (6)(h)(ii)
Fee Waiver Letter, dated October 1, 2025, between Voya Investments, LLC and the Trust with regard to Voya
Large-Cap Growth Fund, for the period from October 1, 2025 through October 1, 2026 – Filed as an Exhibit to
Post-Effective Amendment No. 184 to the Trust’s Form N-1A Registration Statement on July 24, 2025 and
incorporated herein by reference.

16 (7)(a)
Amended and Restated Underwriting Agreement, effective November 18, 2014, as amended and restated on
December 1, 2017, between the Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to
Post-Effective Amendment No. 159 to the Trust’s Form N-1A Registration Statement on September 26, 2018
and incorporated herein by reference.

16 (7)(a)(i)
Amended Schedule A, effective March 1, 2025, to the Underwriting Agreement, effective November 18, 2014, as amended and restated on December 1, 2017, between the Trust and Voya Investments Distributor, LLC –
Filed as an Exhibit to Post-Effective Amendment No. 183 to the Trust’s Form N-1A Registration Statement on
February 27, 2025 and incorporated herein by reference.

16 (7)(b)
Underwriting Agreement, effective November 18, 2014, between the Trust and Voya Investments Distributor,
LLC with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 137
to the Trust’s Form N-1A Registration Statement on March 27, 2015 and incorporated herein by reference.

16 (7)(b)(i)
Amended Schedule A, effective November 19, 2015, to the Underwriting Agreement, effective November 18,
2014, between the Trust and Voya Investments Distributor, LLC with regard to Voya Large-Cap Growth Fund –
Filed as an Exhibit to Post-Effective Amendment No. 177 to the Trust’s Form N-1A Registration Statement on
September 27, 2022 and incorporated herein by reference.

16 (8)
Deferred Compensation Plan for Independent Directors as amended and restated January 16, 2025 – Filed as an
Exhibit to Post-Effective Amendment No. 183 to the Trust’s Form N-1A Registration Statement on February 27,
2025 and incorporated herein by reference.

16 (9)(a)
Custody Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon (formerly,
The Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Trust’s Form N-1A
Registration Statement on January 27, 2004 and incorporated herein by reference.

16 (9)(a)(i)
Amended Exhibit A, effective May 1, 2024, to the Custody Agreement, dated January 6, 2003, between the
Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 181 to the
Trust’s Form N-1A Registration Statement on September 26, 2024 and incorporated herein by reference.

16 (9)(a)(ii)
Amendment, dated January 1, 2019, to the Custody Agreement, dated January 6, 2003, between the Trust and
The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 162 to the Trust's Form
N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

16 (9)(a)(iii)
Amendment, dated November 21, 2022, to the Custody Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 179 to the Trust’s
Form N-1A Registration Statement on September 28, 2023 and incorporated herein by reference.

16 (9)(b)
Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York
Mellon – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Trust’s Form N-1A Registration
Statement on January 9, 2004 and incorporated herein by reference.

16 (9)(b)(i)
Amendment, dated September 6, 2012, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No.
173 to the Trust’s Form N-1A Registration Statement on September 24, 2021 and incorporated herein by reference.

16 (9)(b)(ii)
Amendment, dated July 13, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the
Trust’s Form N-1A Registration Statement on September 24, 2021 and incorporated herein by reference.

16 (9)(b)(iii)
Amendment, dated July 21, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the
Trust’s Form N-1A Registration Statement on September 24, 2021 and incorporated herein by reference.

16 (9)(b)(iv)
Amended Exhibit A, effective May 1, 2024, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No.
181 to the Trust’s Form N-1A Registration Statement on September 26, 2024 and incorporated herein by reference.

16 (9)(c)
Fund Accounting Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon –
Filed as an Exhibit to Post-Effective Amendment No. 46 to the Trust’s Form N-1A Registration Statement on
January 9, 2004 and incorporated herein by reference.

16 (9)(c)(i)
Amended Exhibit A, effective May 1, 2024, to the Fund Accounting Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 181 to the
Trust’s Form N-1A Registration Statement on September 26, 2024 and incorporated herein by reference.

16 (9)(c)(ii)
Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund
Accounting Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Trust’s Form N-1A Registration Statement on
September 26, 2018 and incorporated herein by reference.

16 (9)(c)(iii)
Amendment, dated January 1, 2019, to the Fund Accounting Agreement, dated January 6, 2003, between the
Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 162 to the
Trust’s Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

16 (9)(c)(iv)
Amendment, dated November 21, 2022, to the Fund Accounting Agreement, dated January 6, 2003, between the
Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 179 to the
Trust’s Form N-1A Registration Statement on September 28, 2023 and incorporated herein by reference.

16 (10)(a)
Tenth Amended and Restated Distribution and Service Plan (Class A and Class C shares), effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A
Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(a)(i)
Amended Schedules A and B, dated October 9, 2024, to the Tenth Amended and Restated Distribution and
Service Plan (Class A and Class C shares), effective November 16, 2026 – Filed as an Exhibit to Post-Effective
Amendment No. 183 to the Trust’s Form N-1A Registration Statement on February 27, 2025 and incorporated herein by reference.

16 (10)(b)
Amended and Restated Distribution and Shareholder Services Plan (Class A shares), effective November 16,
2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration
Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(b)(i)
Amended Schedule 1, dated October 9, 2024, to the Amended and Restated Distribution and Shareholder Service
Plan (Class A shares), effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 183
to the Trust’s Form N-1A Registration Statement on February 27, 2025 and incorporated herein by reference.

16 (10)(c)
Fifth Amended and Restated Service and Distribution Plan for Voya Large-Cap Growth Fund (Class A shares), effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form
N-1A Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(d)
Amended and Restated Distribution and Shareholder Services Plan (Class C shares), effective November 16,
2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration
Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(d)(i)
Amended Schedules 1 and 2, dated October 9, 2024, to the Amended and Restated Distribution and Shareholder
Service Plan (Class C shares), effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment
No. 183 to the Trust’s Form N-1A Registration Statement on February 27, 2025 and incorporated herein by reference.

16 (10)(d)(ii)
Fee Waiver Letter, dated November 5, 2019, with regard to the Distribution and Shareholder Services Plan
(Class C shares), effective November 5, 2019, for Voya Corporate Leaders 100® Fund – Filed as an Exhibit to
Post-Effective Amendment No. 168 to the Trust’s Form N-1A Registration Statement on October 31, 2019 and
incorporated herein by reference.

16 (10)(e)
Fourth Amended and Restated Service and Distribution Plan for Voya Large-Cap Growth Fund (Class C shares), effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form
N-1A Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(f)
Fourth Amended and Restated Shareholder Service and Distribution Plan (Class R shares), effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A
Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(f)(i)
Fee Waiver Letter, dated October 1, 2024, with regard to the Fourth Amended and Restated Shareholder Service
and Distribution Plan (Class R shares), effective November 16, 2023, for Voya Large Cap Value Fund, for the
period from October 1, 2024 through October 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No.
180 to the Trust’s Form N-1A Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(g)
Distribution and Shareholder Services Plan (Class R2 shares), effective October 1, 2025 – Filed as an Exhibit to
Post-Effective Amendment No. 186 to the Trust’s Form N-1A Registration Statement on September 22, 2025
and incorporated herein by reference.

16 (10)(h)
Twentieth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for the Trust, last amended
October 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 186 to the Trust’s Form N-1A
Registration Statement on September 22, 2025 and incorporated herein by reference.

16 (11)	Opinion and Consent of Counsel (Ropes & Gray LLP) – Filed herein.
16 (12)(a)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences for VY® Baron Growth Portfolio and Voya MidCap Opportunities Fund – To be filed by subsequent post-effective amendment.
16 (13)(a)
Transfer Agency Services Agreement, dated February 25, 2009, by and between PNC Global Investment
Servicing (U.S.) Inc. and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 100 to the Trust’s
Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

16 (13)(a)(i)
Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment
Servicing (US) Inc.) and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Trust’s
Form N-1A Registration Statement on August 4, 2011 and incorporated herein by reference.

16 (13)(a)(ii)
Amendment, effective January 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 162 to the Trust’s Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

16 (13)(a)(iii)
Amendment, effective May 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 166 to the Trust’s Form N-1A Registration Statement on September 27, 2019 and incorporated herein by reference.

16 (13)(a)(iv)
Amendment, effective November 5, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to
Post-Effective Amendment No. 168 to the Trust’s Form N-1A Registration Statement on October 31, 2019 and
incorporated herein by reference.

16 (13)(a)(v)
Amendment, effective May 1, 2020, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 171 to the Trust’s Form N-1A Registration Statement on September 28, 2020 and incorporated herein by reference.

16 (13)(a)(vi)
Amendment, effective April 4, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 175 to the Trust’s Form N-1A Registration Statement on March 8, 2022 and incorporated herein by reference.

16 (13)(a)(vii)
Amendment, effective October 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to
Post-Effective Amendment No. 179 to the Trust’s Form N-1A Registration Statement on September 28, 2023
and incorporated herein by reference.

16 (13)(a)(viii)
Amendment, effective November 18, 2022, to the Transfer Agency Services Agreement, dated February 25,
2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to
Post-Effective Amendment No. 179 to the Trust’s Form N-1A Registration Statement on September 28, 2023
and incorporated herein by reference.

16 (13)(a)(ix)
Amendment, effective November 21, 2022, to the Transfer Agency Services Agreement, dated February 25,
2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to
Amendment No. 185 (811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and
incorporated herein by reference.

16 (13)(a)(x)
Amendment, effective February 9, 2023, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Amendment
No. 185 (811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(a)(xi)
Amendment, effective May 1, 2024, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 181 to the Trust’s Form N-1A Registration Statement on September 26, 2024 and incorporated herein by reference.

16 (13)(b)
Securities Lending Agreement and Guaranty, dated August 7, 2003, between the Trust and The Bank of New
York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Trust’s Form N-1A Registration
Statement on September 30, 2003 and incorporated herein by reference.

16 (13)(b)(i)
Amendment, effective May 1, 2025, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No.
184 to the Trust’s Form N-1A Registration Statement on July 24, 2025 and incorporated herein by reference.

16 (13)(b)(ii)
Amendment, effective September 25, 2024, to the Securities Lending Agreement and Guaranty, dated August 7,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 184 to the Trust’s Form N-1A Registration Statement on July 24, 2025 and incorporated herein by reference.

16 (13)(b)(iii)
Amendment, effective March 30, 2023, to the Securities Lending Agreement and Guaranty, dated August 7,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 179 to the Trust’s Form N-1A Registration Statement on September 28, 2023 and incorporated herein by reference.

16 (13)(b)(iv)
Amendment, effective October 1, 2011, to the Securities Lending Agreement and Guaranty, dated August 7,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 159 to the Trust’s Form N-1A Registration Statement on September 26, 2018 and incorporated herein by reference.

16 (13)(b)(v)
Amendment, effective March 21, 2019, to the Securities Lending Agreement and Guaranty, dated August 7,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 166 to the Trust’s Form N-1A Registration Statement on September 27, 2019 and incorporated herein by reference.

16 (13)(b)(vi)
Amendment, effective March 26, 2019, to the Securities Lending Agreement and Guaranty, dated August 7,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 166 to the Trust’s Form N-1A Registration Statement on September 27, 2019 and incorporated herein by reference.

16 (13)(c)
BlackRock Rule 12d1-4 Fund of Funds Investment Agreement, effective January 19, 2022, by and between the
Trust and BlackRock, Inc. – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A
Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(c)(i)
Amended and Restated Schedule A, dated April 24, 2025, to the BlackRock Rule 12d1-4 Fund of Funds
Investment Agreement, effective January 19, 2022, by and between the Trust and BlackRock, Inc. – Filed as an
Exhibit to Post-Effective Amendment No. 184 to the Trust’s Form N-1A Registration Statement on July 24,
2025 and incorporated herein by reference.

16 (13)(d)
Schwab Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between the Trust and
Schwab Strategic Trust – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A
Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(d)(i)
Amendment, dated April 5, 2022, to the Schwab Rule 12d1-4 Fund of Funds Investment Agreement, dated
January 19, 2022, between the Trust and Schwab Strategic Trust – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(e)
Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between the Trust and Teachers
Advisors, LLC – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A Registration
Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(e)(i)
First Amendment, dated April 5, 2022, to the Rule 12d1-4 Fund of Funds Investment Agreement, dated
January 19, 2022, between the Trust and Teachers Advisors, LLC – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(e)(ii)
Second Amendment, dated February 3, 2023, to the Rule 12d1-4 Fund of Funds Investment Agreement, dated
January 19, 2022, between the Trust and Teachers Advisors, LLC – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(f)
Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, as amended April 1, 2022, between the Trust and The Vanguard Group, Inc. – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s
Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(f)(i)
Amended Schedule A, dated October 26, 2023, to the Rule 12d1-4 Fund of Funds Investment Agreement, dated
January 19, 2022, as amended April 1, 2022, between the Trust and The Vanguard Group, Inc. – Filed as an
Exhibit to Post-Effective Amendment No. 183 to the Trust’s Form N-1A Registration Statement on February 27,
2025 and incorporated herein by reference.

16 (13)(g)
Fund of Funds Investment Agreement, effective October 5, 2022, among the Trust and SPDR Series Trust,
SPDR Index Shares Funds, and SSGA Active Trust – Filed as an Exhibit to Amendment No. 185 (811-08817) to
the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(g)(i)
Amendment dated July 15, 2025 to the Fund of Funds Investment Agreement, effective October 5, 2022, among the Trust and SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust – Filed as an Exhibit to
Post-Effective Amendment No. 186 to the Trust’s Form N-1A Registration Statement on September 22, 2025
and incorporated herein by reference.

16 (13)(h)
BNY Mellon ETF Investment Adviser, LLC Fund of Funds Investment Agreement, effective January 25, 2023, between the Trust and BNY Mellon ETF Investment Adviser, LLC – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(i)
DBX ETFs Fund of Funds Investment Agreement, dated January 19, 2022, between the Trust and DBX ETF
Trust – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A Registration
Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(i)(i)
Schedule A, amended July 15, 2025, to the DBX ETFs Fund of Funds Investment Agreement, dated January 19,
2022, between the Trust and DBX ETF Trust – Filed as an Exhibit to Post-Effective Amendment No. 186 to the
Trust’s Form N-1A Registration Statement on September 22, 2025 and incorporated herein by reference.

16 (13)(j)
Fund of Funds Investment Agreement, dated May 3, 2023, between the Trust and The Select Sector SPDR
Trust– Filed as an Exhibit to Post-Effective Amendment No. 181 to the Trust’s Form N-1A Registration
Statement on September 26, 2024 and incorporated herein by reference.

16 (13)(j)(i)
Amendment dated July 15, 2025 to the Fund of Funds Investment Agreement, dated May 3, 2023, between the
Trust and The Select Sector SPDR Trust – Filed as an Exhibit to Post-Effective Amendment No. 186 to the
Trust’s Form N-1A Registration Statement on September 22, 2025 and incorporated herein by reference.

16 (13)(k)
Allocation Agreement, dated May 24, 2002 (Directors & Officers Liability) – Filed as an Exhibit to
Post-Effective Amendment No. 181 to the Trust’s Form N-1A Registration Statement on September 26, 2024
and incorporated herein by reference.

16 (13)(k)(i)
Amended Schedule A, dated February 28, 2025, to the Allocation Agreement, dated May 24, 2002 (Directors &
Officers Liability) – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Trust’s Form N-1A
Registration Statement on July 24, 2025 and incorporated herein by reference.

16 (13)(l)
Allocation Agreement, dated May 24, 2002 (Fidelity Bond) – Filed as an Exhibit to Post-Effective Amendment
No. 181 to the Trust’s Form N-1A Registration Statement on September 26, 2024 and incorporated herein by reference.

16 (13)(l)(i)
Amended Schedule A, dated February 28, 2025, to the Allocation Agreement, dated May 24, 2002 (Fidelity
Bond) – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Trust’s Form N-1A Registration
Statement on July 24, 2025 and incorporated herein by reference.

16 (14)	Consent of Independent Registered Public Accounting Firm – Filed herein.
16 (15)	Not applicable.
16 (16)	Powers of Attorney – Filed herein.
16 (17)	Not applicable.
Item 17. Undertakings
1.
The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.
The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3.
The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 13th day of March 2026.

VOYA EQUITY TRUST

By:	/s/ Joanne F. Osberg
Joanne F. Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Christian G. Wilson*	President, Chief/Principal Executive	March 13, 2026
Officer and Interested Trustee
Todd Modic*	Senior Vice President, Chief/Principal	March 13, 2026
Financial Officer, and Assistant Secretary
Fred Bedoya*	Vice President, Principal Accounting	March 13, 2026
Officer, and Treasurer
Colleen D. Baldwin*	Trustee	March 13, 2026
John V. Boyer*	Trustee	March 13, 2026
Jody T. Foster*	Trustee	March 13, 2026
Dennis A. Johnson*	Trustee	March 13, 2026
Joseph E. Obermeyer*	Trustee	March 13, 2026
Christopher P. Sullivan*	Trustee	March 13, 2026
Mark R. Wetzel*	Trustee	March 13, 2026
*By: /s/ Joanne F. Osberg
Joanne F. Osberg
as Attorney-in-Fact**

**Powers of Attorney for Christian G. Wilson, Todd Modic, Fred Bedoya, and each Trustee are attached hereto.

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